Schedule of Investments (unaudited)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	601	$ 557,082
522 Funding CLO Ltd.
Series 2018-3A, Class CR, (3 mo. LIBOR US + 2.05%), 6.29%, 10/20/31(a)(c)		500	467,533
Series 2019-5A, Class AR, (3 mo. CME Term SOFR + 1.33%), 5.19%, 04/15/35(a)(c)		430	413,567
ABFC Trust, Series 2007-WMC1, Class A2B, (1 mo. LIBOR US + 1.00%), 5.39%, 06/25/37(c)		2,947	2,332,723
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 5.06%, 05/25/36(c)		3,291	3,191,226
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 5.53%, 06/15/36(a)(c)		1,474	1,422,495
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 5.40%, 07/20/34(a)(c)		4,000	3,895,266
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 5.43%, 12/02/34(a)(c)		15,870	15,412,700
AGL CLO 3 Ltd.
Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 5.38%, 01/15/33(a)(c)		250	245,474
Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 7.38%, 01/15/33(a)(c)		1,250	1,116,276
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.31%, 04/20/33(a)(c)		4,350	4,260,662
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3 mo. CME Term SOFR + 2.00%), 5.99%, 04/21/31(a)(c)		1,840	1,749,062
AIG CLO Ltd., Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 5.36%, 04/20/32(a)(c)		1,740	1,705,830
AIMCO CLO
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 5.29%, 04/20/34(a)(c)		2,500	2,438,537
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 5.18%, 01/15/32(a)(c)		1,000	982,126
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		144	88,481
Series 2018-A, Class B, 0.00%, 04/25/58(a)		47	46,549
Series 2018-B, Class B, 0.00%, 02/26/57(a)		74	57,048
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)		7	4,980
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		8	8,171
Series 2018-F, Class C, 0.00%, 11/25/58(a)		153	99,903
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		1,144	1,135,751
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		350	345,533
Series 2019-E, Class C, 0.00%, 09/25/59(a)		727	687,605
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		1,536	1,472,053
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		224	195,306
Series 2019-G, Class C, 0.00%, 09/25/59(a)		568	307,519
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		420	414,732
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		140	137,145
Series 2019-H, Class C, 0.00%, 11/25/59(a)		338	317,318
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		6,579	6,423,366
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		999	965,266
Series 2020-A, Class C, 0.00%, 12/25/59(a)		2,357	1,449,768
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		140	133,578
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		250	229,039
Series 2020-C, Class C, 0.00%, 09/27/60(a)		785	645,774
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		573	533,634
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		350	320,612
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2020-D, Class C, 0.00%, 06/25/60(a)	USD	827	$ 693,884
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		3,170	2,936,354
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		817	709,618
Series 2021-C, Class C, 0.00%, 01/25/61(a)		2,064	2,016,445
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		8,704	7,815,105
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		1,634	1,436,075
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)		2,410	2,406,394
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		12,416	10,504,624
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		1,770	1,416,513
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		1,068	841,933
Series 2021-E, Class B3, 3.76%, 12/25/60(a)(c)		637	241,373
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		698	538,869
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		10	4,574
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		19,614	17,297,671
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		1,945	1,725,079
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		3,627	3,318,920
Allegro CLO II-S Ltd.
Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 5.36%, 10/21/28(a)(c)		1,511	1,493,456
Series 2014-1RA, Class B, (3 mo. LIBOR US + 2.15%), 6.43%, 10/21/28(a)(c)		300	290,632
Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 7.28%, 10/21/28(a)(c)		750	686,330
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.55%), 5.63%, 01/15/30(a)(c)		350	342,056
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 5.21%, 01/17/31(a)(c)		1,000	981,129
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 6.08%, 01/19/33(a)(c)		250	243,468
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.00%), 7.23%, 01/19/33(a)(c)		250	239,422
ALM Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 5.93%, 10/15/29(a)(c)		250	242,968
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 10/15/29(a)(c)		350	331,579
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 5.38%, 07/24/29(a)(c)		838	829,387
AMSR Trust
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		4,000	3,465,062
Series 2020-SFR4, Class G2, 4.87%, 11/17/37(a)		2,537	2,259,533
Series 2021-SFR1, Class F, 3.60%, 06/17/38(a)(c)		2,872	2,228,197
Series 2021-SFR2, Class F1, 3.28%, 08/17/38(a)		3,756	3,143,735
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 5.43%, 01/19/35(a)(c)		380	369,384
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 5.42%, 01/28/31(a)(c)		1,226	1,211,860
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 5.87%, 01/28/31(a)(c)		1,250	1,218,086
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 6.22%, 01/28/31(a)(c)		500	465,341

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 5.42%, 01/28/31(a)(c)	USD	2,498	$ 2,469,733
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 6.22%, 01/28/31(a)(c)		1,500	1,401,292
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 6.97%, 01/28/31(a)(c)		750	663,377
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 5.53%, 01/15/30(a)(c)		2,070	2,036,213
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 5.93%, 01/15/30(a)(c)		3,500	3,365,155
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 9.48%, 01/15/30(a)(c)		1,000	908,299
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 5.46%, 01/28/31(a)(c)		750	740,250
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 6.12%, 01/28/31(a)(c)		1,500	1,450,757
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 6.57%, 01/28/31(a)(c)		625	589,656
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 7.87%, 01/28/31(a)(c)		1,000	898,396
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 5.56%, 10/27/34(a)(c)		5,000	4,855,350
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 6.16%, 10/27/34(a)(c)		1,000	954,952
Series 2016-8A, Class CR2, (3 mo. LIBOR US + 2.40%), 6.76%, 10/27/34(a)(c)		1,000	935,601
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 5.19%, 10/13/30(a)(c)		330	326,292
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 6.09%, 10/13/30(a)(c)		500	481,832
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 10.74%, 10/13/30(a)(c)		1,000	891,552
Series 2018-10A, Class A2, (3 mo. LIBOR US + 1.50%), 5.58%, 10/15/31(a)(c)		450	438,703
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 5.16%, 04/15/31(a)(c)		1,387	1,365,900
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 5.25%, 04/20/31(a)(c)		1,000	985,354
Apidos CLO XX, Series 2015-20A, Class A1RA, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/31(a)(c)		360	353,113
Apidos CLO XXVI, Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.95%), 6.14%, 07/18/29(a)(c)		2,830	2,689,916
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 5.33%, 10/18/31(a)(c)		400	395,072
Apidos CLO XXXIX, Series 2022-39A, Class A1, (3 mo. CME Term SOFR + 1.30%), 5.29%, 04/21/35(a)(c)		5,000	4,821,610
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 5.84%, 07/20/34(a)(c)		250	238,843
Apidos CLO XXXVII, Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 5.46%, 10/22/34(a)(c)		1,780	1,735,040
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apollo Credit Funding IV Ltd., Series 4A, Class A2R, (3 mo. LIBOR US + 1.60%), 5.68%, 07/15/30(a)(c)	USD	500	$ 487,059
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/46(a)		298	272,524
Series 2021-A, Class B, 2.40%, 07/17/46(a)		5,500	4,629,750
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A, (1 mo. LIBOR US + 1.35%), 5.67%, 11/15/36(a)(c)		546	527,753
Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 1.85%), 6.19%, 05/15/37(a)(c)		5,112	4,997,354
Ares L CLO Ltd., Series 2018-50A, Class BR, (3 mo. LIBOR US + 1.60%), 5.68%, 01/15/32(a)(c)		1,000	965,665
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 5.39%, 04/25/34(a)(c)		250	242,449
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 5.52%, 10/25/34(a)(c)		2,130	2,065,484
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 10.86%, 10/25/34(a)(c)		250	223,062
Ares XLI CLO Ltd., Series 2016-41A, Class BR, (3 mo. LIBOR US + 1.45%), 5.53%, 04/15/34(a)(c)		2,500	2,386,413
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3 mo. LIBOR US + 1.58%), 5.82%, 07/20/30(a)(c)		680	656,596
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A1A, (3 mo. LIBOR US + 0.94%), 5.55%, 05/15/30(a)(c)		750	736,821
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 5.25%, 10/15/30(a)(c)		600	593,784
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 4.87%, 05/25/35(c)		44	37,638
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		138	127,128
Asset Backed Securities Corp. Home Equity Loan Trust OOMC, Series 2005-HE6, Class M6, (1 mo. LIBOR US + 1.11%), 5.50%, 07/25/35(c)		914	770,152
ASSURANT CLO I Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.70%), 5.94%, 10/20/34(a)(c)		1,400	1,320,145
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 6.39%, 10/20/34(a)(c)		250	228,593
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/31(a)(c)		500	488,900
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 5.73%, 05/28/30(a)(c)		1,816	1,791,797
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 5.51%, 11/21/30(a)(c)		500	496,129
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 5.83%, 11/21/30(a)(c)		1,250	1,215,401
Series 13A, Class C, (3 mo. LIBOR US + 1.80%), 6.13%, 11/21/30(a)(c)		1,610	1,516,403

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 5.21%, 07/20/30(a)(c)	USD	1,230	$ 1,215,713
Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.96%), 5.29%, 04/23/31(a)(c)		250	246,626
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 5.31%, 07/19/31(a)(c)		1,000	989,240
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 10/20/34(a)(c)		350	340,809
Ballyrock CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.60%), 5.84%, 04/20/31(a)(c)		250	239,861
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		5,740	1,727,921
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		1,940	1,775,588
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/30(a)(c)		1,000	988,232
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 5.19%, 07/20/29(a)(c)		585	579,767
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.31%, 04/20/31(a)(c)		1,170	1,150,356
Battalion CLO 18 Ltd.
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.20%), 5.28%, 10/15/36(a)(c)		500	483,089
Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 5.83%, 10/15/36(a)(c)		1,000	940,825
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 5.26%, 07/18/30(a)(c)		1,233	1,211,765
Battalion CLO X Ltd., Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 5.50%, 01/25/35(a)(c)		3,230	3,146,375
Battalion CLO XII Ltd., Series 2018-12A, Class B2R, (3 mo. LIBOR US + 2.08%), 6.73%, 05/17/31(a)(c)		250	237,165
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 5.26%, 07/15/34(a)(c)		3,000	2,921,676
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class B2, (1 mo. LIBOR US + 2.48%), 6.86%, 02/28/41(c)		5,459	5,257,313
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 02/28/40(a)(c)		3,927	3,656,187
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 12/28/40(a)(c)		1,684	1,706,562
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.93%), 5.32%, 12/28/40(a)(c)		1,380	1,433,341
BDS Ltd.
Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.07%), 5.41%, 06/16/36(a)(c)		3,030	2,919,498
Series 2021-FL9, Class A, (1 mo. LIBOR US + 1.07%), 5.41%, 11/16/38(a)(c)		1,870	1,788,931
Series 2022-FL11, Class ATS, (1 mo. CME Term SOFR + 1.80%), 6.12%, 03/19/39(a)(c)		6,888	6,691,787
Bear Stearns Asset-Backed Securities I Trust
Series 2005-HE8, Class M3, (1 mo. LIBOR US + 1.95%), 6.34%, 08/25/35(c)		4,121	3,996,965
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 4.73%, 09/25/36(c)	USD	138	$ 131,766
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 4.71%, 03/25/37(c)		918	823,995
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 4.53%, 03/25/37(c)		53	48,319
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 4.74%, 04/25/37(c)		309	302,727
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 5.53%, 07/15/29(a)(c)		1,680	1,653,065
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 5.43%, 07/20/34(a)(c)		1,460	1,399,257
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 6.04%, 07/20/34(a)(c)		250	239,508
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 5.33%, 04/20/31(a)(c)		1,000	986,492
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 5.34%, 01/20/31(a)(c)		1,900	1,873,345
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 01/15/33(a)(c)		250	242,744
Betony CLO 2 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.08%), 5.50%, 04/30/31(a)(c)		250	246,097
BHG Securitization Trust
Series 2021-A, Class A, 1.42%, 11/17/33(a)		179	165,883
Series 2021-A, Class B, 2.79%, 11/17/33(a)		3,714	3,111,034
Series 2021-B, Class C, 2.24%, 10/17/34(a)		5,380	4,234,489
Series 2021-B, Class D, 3.17%, 10/17/34(a)		145	110,982
Series 2022-A, Class C, 3.08%, 02/20/35(a)		8,542	7,092,565
Series 2022-A, Class D, 3.56%, 02/20/35(a)		975	795,861
Series 2022-A, Class E, 4.30%, 02/20/35(a)		700	555,369
Series 2022-C, Class A, 5.32%, 10/17/35(a)		2,662	2,640,090
Series 2022-C, Class B, 5.93%, 10/17/35(a)		880	864,752
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.26%), 5.49%, 10/19/34(a)(c)		320	311,263
Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 5.98%, 10/19/34(a)(c)		250	239,995
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 6.52%, 06/15/31(a)(c)		1,000	950,952
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 8.12%, 06/15/31(a)(c)		500	470,775
Series 2021-3A, Class D1, (3 mo. LIBOR US + 3.20%), 7.43%, 01/19/35(a)(c)		750	679,238
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 5.51%, 10/22/30(a)(c)		2,501	2,468,935
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 5.93%, 10/22/30(a)(c)		1,250	1,206,158
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.70%), 6.31%, 08/15/31(a)(c)		700	676,072
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class A1, (3 mo. LIBOR US + 1.15%), 5.39%, 10/20/31(a)(c)		250	245,108

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 5.94%, 10/20/31(a)(c)	USD	750	$ 724,265
Series 2018-23A, Class C, (3 mo. LIBOR US + 2.15%), 6.39%, 10/20/31(a)(c)		950	895,173
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 6.11%, 07/25/34(a)(c)		420	401,033
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 5.34%, 04/15/34(a)(c)		250	243,797
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 5.45%, 01/15/30(a)(c)		550	531,802
BPCRE Ltd., Series 2022-FL2, Class A, (1 mo. CME Term SOFR + 2.40%), 6.73%, 01/16/37(a)(c)(d)		2,763	2,719,897
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		1,358	1,343,266
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 5.47%, 07/20/34(a)(c)		250	240,127
Bristol Park CLO Ltd.
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.45%), 5.53%, 04/15/29(a)(c)		350	338,239
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.95%), 7.03%, 04/15/29(a)(c)		250	223,523
Burnham Park CLO Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 5.39%, 10/20/29(a)(c)		3,489	3,455,752
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 5.74%, 10/20/29(a)(c)		500	485,072
Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.85%), 7.09%, 10/20/29(a)(c)		250	222,570
Carbone CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.14%), 5.38%, 01/20/31(a)(c)		250	246,753
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 5.45%, 04/30/31(a)(c)		2,350	2,323,928
Carlyle Global Market Strategies CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 5.05%, 04/17/31(a)(c)		3,754	3,700,987
Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 5.66%, 07/27/31(a)(c)		1,000	969,755
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class B, (3 mo. LIBOR US + 2.07%), 6.31%, 01/20/31(a)(c)		2,430	2,301,634
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 5.39%, 10/20/34(a)(c)		4,360	4,207,703
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 5.22%, 04/15/34(a)(c)		250	243,138
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.25%), 4.64%, 10/25/36(c)		1,501	1,215,858
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 4.55%, 10/25/36(c)		33	31,440
Series 2007-FRE1, Class A3, (1 mo. LIBOR US + 0.26%), 4.65%, 02/25/37(c)		4,973	4,443,462
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 7.33%, 10/15/34(a)(c)		1,000	918,975
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 10.83%, 10/15/34(a)(c)	USD	1,250	$ 1,105,444
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		5,640	5,274,860
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 5.49%, 07/20/30(a)(c)		1,495	1,479,114
Series 2018-6A, Class B1R, (3 mo. CME Term SOFR + 2.36%), 6.23%, 01/15/31(a)(c)		1,000	960,535
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 5.84%, 07/20/31(a)(c)		500	475,855
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 5.32%, 04/20/34(a)(c)		750	730,433
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 5.59%, 04/20/34(a)(c)		500	475,699
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 5.22%, 04/20/31(a)(c)		1,400	1,380,017
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 5.18%, 07/17/31(a)(c)		2,000	1,965,115
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 5.29%, 04/20/34(a)(c)		500	487,568
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 5.24%, 01/20/31(a)(c)		350	345,688
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 5.37%, 01/20/31(a)(c)		250	240,239
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, (3 mo. LIBOR US + 1.15%), 5.23%, 10/17/34(a)(c)		2,750	2,660,465
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R, (3 mo. LIBOR US + 1.05%), 5.79%, 05/29/32(a)(c)		1,000	985,666
Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 6.09%, 05/29/32(a)(c)		250	240,685
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3 mo. LIBOR US + 1.60%), 5.68%, 07/15/33(a)(c)		1,000	966,866
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 5.83%, 07/16/30(a)(c)		250	243,189
Series 2013-2A, Class A1L2, (3 mo. LIBOR US + 1.00%), 5.19%, 10/18/30(a)(c)		1,580	1,558,975
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 5.38%, 04/24/30(a)(c)		248	244,656
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.53%, 10/22/31(a)(c)		3,500	3,453,619
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 5.28%, 10/17/31(a)(c)		5,250	5,185,304
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 5.44%, 01/22/31(a)(c)		250	246,748
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 5.26%, 11/16/30(a)(c)		250	247,455
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 5.19%, 04/18/31(a)(c)		3,455	3,401,489
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/31(a)(c)		250	245,858

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.70%), 5.78%, 10/17/31(a)(c)	USD	250	$ 242,855
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 5.22%, 01/15/35(a)(c)		250	243,344
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 5.37%, 10/20/34(a)(c)		7,000	6,768,177
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 5.13%, 07/15/33(a)(c)		3,000	2,940,379
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 5.66%, 07/15/33(a)(c)		2,500	2,394,535
Series 2021-4A, Class C, (3 mo. LIBOR US + 1.85%), 5.93%, 07/15/33(a)(c)		1,000	939,001
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 5.22%, 07/15/34(a)(c)		1,700	1,659,614
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, (1 mo. LIBOR US + 0.33%), 4.68%, 01/20/25(c)		8,000	7,999,040
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 4.59%, 05/25/37(c)		1,008	689,386
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 4.66%, 05/25/37(c)		469	321,419
Series 2007-WFH2, Class M3, (1 mo. LIBOR US + 0.71%), 5.09%, 03/25/37(c)		5,000	4,606,260
Series 2007-WFH4, Class M3A, (1 mo. LIBOR US + 2.50%), 6.89%, 07/25/37(c)		1,000	941,160
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 5.44%, 10/20/30(a)(c)		250	247,283
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 7.19%, 10/20/30(a)(c)		330	283,589
Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.30%), 10.54%, 10/20/30(a)(c)		1,000	856,487
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		660	537,300
Series 2021-B, Class C, 2.72%, 06/25/52(a)		2,670	2,139,016
Series 2021-B, Class D, 3.78%, 06/25/52(a)		500	394,428
Series 2021-C, Class B, 2.72%, 07/26/55(a)		406	331,369
Series 2021-C, Class C, 3.06%, 07/26/55(a)		3,764	2,998,329
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	210,263
Concord Music Royalties LLC, Series 2022-1A, Class A2, 6.50%, 01/20/73(a)		4,576	4,468,221
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		47	44,763
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		932	836,292
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		928	830,072
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		2,165	481,309
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		2,157	466,183
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 5.48%, 04/17/30(a)(c)		250	239,477
Countrywide Asset-Backed Certificates
Series 2005-16, Class 1AF, 4.53%, 04/25/36(c)		1,540	1,327,106
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 4.55%, 09/25/46(c)		1	1,109
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 4.65%, 12/25/36(c)		194	176,979
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 4.59%, 03/15/34(c)	USD	13	$ 12,328
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		5,781	5,497,370
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.02%, 12/25/36(b)		16	12,916
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		2,068	1,955,217
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.44%), 4.83%, 09/25/36(a)(c)		5,670	355,342
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 4.62%, 12/15/33(a)(c)		8	7,983
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 4.51%, 05/15/35(a)(c)		2	2,384
CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 4.50%, 05/15/36(c)		746	710,809
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 5.42%, 10/20/30(a)(c)		1,000	989,100
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 10/20/30(a)(c)		750	729,357
Dewolf Park CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.92%), 5.00%, 10/15/30(a)(c)		8,000	7,893,162
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 5.93%, 10/15/30(a)(c)		500	470,363
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 5.32%, 07/15/36(a)(c)		1,030	990,503
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 5.30%, 10/15/36(a)(c)		250	239,800
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 5.83%, 10/15/36(a)(c)		500	482,263
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3 mo. CME Term SOFR + 1.39%), 5.25%, 04/15/37(a)(c)		470	455,180
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 5.18%, 01/15/31(a)(c)		1,250	1,233,583
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3 mo. LIBOR US + 2.10%), 6.71%, 08/15/31(a)(c)		1,200	1,140,907
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3 mo. LIBOR US + 2.05%), 6.13%, 07/15/30(a)(c)		250	236,293
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/34(a)(c)		1,620	1,575,335
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 5.78%, 10/15/30(a)(c)		7,240	6,957,097
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, (3 mo. LIBOR US + 0.95%), 5.14%, 07/18/30(a)(c)		994	983,162

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 5.20%, 01/15/31(a)(c)	USD	2,000	$ 1,975,408
Dryden 58 CLO Ltd., Series 2018-58A, Class B, (3 mo. LIBOR US + 1.50%), 5.58%, 07/17/31(a)(c)		250	240,985
Dryden 60 CLO Ltd., Series 2018-60A, Class A, (3 mo. LIBOR US + 1.05%), 5.13%, 07/15/31(a)(c)		250	245,535
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 5.79%, 07/18/30(a)(c)		500	481,931
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 5.80%, 05/20/34(a)(c)		2,000	1,942,118
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 5.68%, 05/20/34(a)(c)		219	217,502
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 5.58%, 04/17/33(a)(c)		250	239,150
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 5.81%, 08/15/30(a)(c)		1,242	1,231,632
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3 mo. LIBOR US + 1.49%), 5.57%, 07/15/30(a)(c)		250	240,596
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 5.53%, 10/15/30(a)(c)		250	240,451
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(a)		889	834,604
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A, 1.80%, 11/25/45(a)		281	237,521
Series 2021-A, Class B, 3.50%, 11/25/50(a)		1,200	929,742
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		1,227	1,190,380
Elmwood CLO 15 Ltd.
Series 2022-2A, Class A1, (3 mo. CME Term SOFR + 1.34%), 5.38%, 04/22/35(a)(c)		10,590	10,324,046
Series 2022-2A, Class D, (3 mo. CME Term SOFR + 3.67%), 7.71%, 04/22/35(a)(c)		1,625	1,512,718
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.45%), 5.69%, 10/20/33(a)(c)		250	247,471
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.39%, 04/20/34(a)(c)		2,250	2,193,069
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 5.32%, 04/15/33(a)(c)		500	492,004
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 6.19%, 10/20/34(a)(c)		6,300	5,929,682
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 5.39%, 01/20/35(a)(c)		960	935,499
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 5.09%, 11/25/35(c)		2,627	2,537,817
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fillmore Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.34%), 5.42%, 07/15/30(a)(c)	USD	250	$ 239,573
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 4.67%, 12/25/36(c)		490	208,928
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 4.54%, 12/25/36(c)		1,668	1,509,668
FirstKey Homes Trust
Series 2020-SFR1, Class G, 4.78%, 08/17/37(a)		3,650	3,304,713
Series 2021-SFR1, Class F1, 3.24%, 08/17/38(a)		4,464	3,750,303
Series 2021-SFR2, Class F1, 2.91%, 09/17/38(a)		5,500	4,516,440
Series 2022-SFR1, Class E1, 5.00%, 05/17/39(a)		4,000	3,408,867
Series 2022-SFR2, Class E1, 4.50%, 07/17/39(a)		2,681	2,241,327
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. CME Term SOFR + 1.21%), 5.08%, 04/17/31(a)(c)		1,250	1,233,326
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 5.72%, 11/16/34(a)(c)		500	491,468
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 7.64%, 11/16/34(a)(c)		900	843,131
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		2,317	2,118,187
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 4.67%, 02/25/37(c)		2,147	1,648,813
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 5.58%, 11/16/36(a)(c)		2,205	2,091,881
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 5.71%, 01/19/39(a)(c)		12,331	12,012,080
Series 2022-FL5, Class A, (1 mo. CME Term SOFR + 2.30%), 6.63%, 06/19/37(a)(c)		4,241	4,167,579
Series 2022-FL6, Class A, (1 mo. CME Term SOFR + 2.58%), 6.91%, 08/17/37(a)(c)		6,015	5,939,726
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1RR, (3 mo. LIBOR US + 0.95%), 5.28%, 07/24/30(a)(c)		499	490,966
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 1.00%), 5.24%, 04/20/31(a)(c)		3,000	2,968,356
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 5.28%, 04/16/34(a)(c)		1,000	971,500
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 5.66%, 05/16/31(a)(c)		2,330	2,297,514
Generate CLO 2 Ltd.
Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.48%, 01/22/31(a)(c)		1,220	1,204,969
Series 2A, Class BR, (3 mo. LIBOR US + 1.45%), 5.78%, 01/22/31(a)(c)		250	238,673
Series 2A, Class ER, (3 mo. LIBOR US + 5.65%), 9.98%, 01/22/31(a)(c)		1,000	851,429
Generate CLO 3 Ltd., Series 3A, Class AR, (3 mo. LIBOR US + 1.25%), 5.49%, 10/20/29(a)(c)		950	941,307

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 6 Ltd.
Series 6A, Class A1R, (3 mo. LIBOR US + 1.20%), 5.53%, 01/22/35(a)(c)	USD	250	$ 242,657
Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 6.78%, 01/22/35(a)(c)		4,330	4,059,699
Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 7.83%, 01/22/35(a)(c)		4,500	3,986,438
Generate CLO 7 Ltd., Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 5.70%, 01/22/33(a)(c)		250	244,681
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 5.27%, 10/15/30(a)(c)		250	247,536
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.32%), 4.70%, 11/25/36(c)		2	3,334
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 5.26%, 04/20/34(a)(c)		250	243,435
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 5.37%, 10/20/34(a)(c)		5,530	5,351,609
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 9.59%, 10/20/34(a)(c)		1,750	1,469,207
Series 2021-11A, Class EJ, (3 mo. LIBOR US + 7.75%), 11.99%, 10/20/34(a)(c)		1,000	934,637
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 8.99%, 01/20/33(a)(c)		1,000	824,802
GoldenTree Loan Management U.S. CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.10%), 5.34%, 07/20/34(a)(c)		250	243,720
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class AJ, (3 mo. LIBOR US + 1.30%), 5.54%, 04/20/30(a)(c)		850	828,562
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 5.53%, 10/29/29(a)(c)		848	841,058
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.02%, 10/29/29(a)(c)		250	244,224
Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 10.08%, 10/29/29(a)(c)		750	676,571
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 5.26%, 01/18/31(a)(c)		500	494,033
Goldman Home Improvement Trust
Series 2021-GRN2, Class B, 1.97%, 06/25/51(a)		2,476	2,161,173
Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		2,404	2,400,845
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3 mo. LIBOR US + 6.70%), 10.94%, 07/20/34(a)(c)		250	220,800
Series 2021-55A, Class A, (3 mo. LIBOR US + 1.20%), 5.44%, 07/20/34(a)(c)		330	320,552
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 5.54%, 01/25/35(a)(c)		1,780	1,737,112
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		3,778	2,741,054
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		2,893	2,677,856
Gracie Point International Funding
Series 2021-1A, Class A, (1 mo. LIBOR US + 0.75%), 4.87%, 11/01/23(a)(c)		4,648	4,637,714
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 6.80%, 07/01/24(a)(c)		5,101	5,101,749
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 7.40%, 07/01/24(a)(c)		2,032	2,032,297
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gracie Point International Funding
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 7.30%, 11/01/24(a)(c)	USD	3,043	$ 3,045,486
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.02%), 5.34%, 07/15/39(a)(c)		849	820,692
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3 mo. CME Term SOFR + 1.55%), 5.59%, 04/15/33(a)(c)		500	489,285
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 5.09%, 12/25/35(c)		282	123,707
Series 2006-4, Class 1A1, 3.24%, 03/25/36(c)		736	524,764
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		25	5,094
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.40%), 4.79%, 01/25/47(c)		11	5,467
Series 2007-HS1, Class M5, (1 mo. LIBOR US + 3.38%), 7.76%, 02/25/47(c)		3,566	3,518,545
Series 2007-HS1, Class M7, (1 mo. LIBOR US + 3.38%), 7.76%, 02/25/47(c)		3,000	2,679,478
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 5.45%, 04/15/33(a)(c)		250	244,837
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 6.08%, 04/15/33(a)(c)		250	240,959
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 5.40%, 04/15/34(a)(c)		250	244,211
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 5.28%, 07/15/34(a)(c)		9,250	9,007,549
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 5.93%, 07/15/34(a)(c)		1,000	962,576
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 5.88%, 07/15/34(a)(c)		650	627,846
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. CME Term SOFR + 1.36%), 5.22%, 07/15/35(a)(c)		2,420	2,335,846
Highbridge Loan Management Ltd.
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 5.37%, 07/18/29(a)(c)		346	342,874
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 5.79%, 03/15/27(a)(c)		250	245,416
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		3,919	3,605,674
Home Equity Asset Trust, Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 4.99%, 07/25/36(c)		280	247,606
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 3.61%, 07/25/34(c)		17	16,245
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		5,833	4,768,787
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 5.38%, 04/20/34(a)(c)		7,260	7,097,989
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 5.53%, 02/05/31(a)(c)		745	736,496
ICG U.S. CLO Ltd.
Series 2014-3A, Class A1RR, (3 mo. LIBOR US + 1.03%), 5.39%, 04/25/31(a)(c)		249	246,374

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
ICG U.S. CLO Ltd.
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 5.37%, 10/19/28(a)(c)	USD	778	$ 767,148
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 6.39%, 04/20/32(a)(c)		250	242,111
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 5.42%, 04/15/33(a)(c)		1,750	1,705,897
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M7, (1 mo. LIBOR US + 0.80%), 5.19%, 07/25/36(c)		3,498	2,952,975
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		3,913	3,629,163
KeyCorp Student Loan Trust, Series 2004-A, Class 2D, (3 mo. LIBOR US + 1.25%), 5.61%, 07/28/42(c)		3,190	2,952,148
KKR CLO 10 Ltd., Series 10, Class BR, (3 mo. LIBOR US + 1.70%), 6.47%, 09/15/29(a)(c)		640	626,866
KKR CLO 17 Ltd., Series 17, Class AR, (3 mo. LIBOR US + 1.08%), 5.16%, 04/15/34(a)(c)		500	488,224
KKR CLO 23 Ltd., Series 23, Class E, (3 mo. LIBOR US + 6.00%), 10.24%, 10/20/31(a)(c)		500	416,460
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 5.31%, 01/20/31(a)(c)		2,000	1,974,755
LCM XVIII LP, Series 18A, Class A1R, (3 mo. LIBOR US + 1.02%), 5.26%, 04/20/31(a)(c)		250	246,081
LCM XX LP, Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 5.79%, 10/20/27(a)(c)		640	631,608
LCM XXI LP
Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 5.12%, 04/20/28(a)(c)		118	116,711
Series 21A, Class BR, (3 mo. LIBOR US + 1.40%), 5.64%, 04/20/28(a)(c)		250	246,959
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		4,364	4,065,685
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		503	62,181
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		613	466,041
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		560	500,652
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 4.48%, 06/25/37(a)(c)		79	55,665
Lending Funding Trust, Series 2020-2A, Class A, 2.32%, 04/21/31(a)		4,680	4,071,845
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		2,958	2,789,164
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)		3,743	3,576,242
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 04/20/28(a)		2,836	2,752,382
Series 2021-2A, Class B, 2.37%, 04/20/32(a)		4,630	3,691,819
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,610	1,220,549
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		3,500	2,560,931
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		4,589	4,434,220
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.36%, 01/17/37(a)(c)		13,120	12,700,383
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		947	784,775
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		2,744	2,086,815
Series 2021-2GS, Class A, 2.22%, 03/20/48(a)		3,634	2,657,263
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 5.40%, 07/20/34(a)(c)		4,000	3,911,060
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.36%), 4.75%, 03/25/46(c)	USD	671	$ 547,253
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 4.69%, 06/25/36(c)		3,160	1,546,339
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.32%), 4.71%, 08/25/36(c)		5,809	2,436,039
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.48%), 4.87%, 08/25/36(c)		1,341	563,851
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.32%), 4.71%, 10/25/36(c)		2,031	634,471
Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.60%), 4.99%, 01/25/36(c)		3,389	3,016,150
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.38%), 5.45%, 01/17/30(a)(c)		820	793,251
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 5.23%, 07/23/29(a)(c)		2,088	2,060,646
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 5.18%, 04/19/30(a)(c)		887	877,360
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.73%, 04/19/30(a)(c)		600	587,697
Madison Park Funding XIX Ltd., Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 5.25%, 01/22/28(a)(c)		303	299,788
Madison Park Funding XLI Ltd., Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 5.16%, 04/22/27(a)(c)		836	825,796
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 10.48%, 10/19/34(a)(c)		750	670,613
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 5.22%, 10/21/30(a)(c)		3,460	3,411,836
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 5.33%, 07/27/31(a)(c)		1,000	987,919
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3 mo. CME Term SOFR + 2.01%), 5.98%, 10/20/29(a)(c)		490	478,533
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 5.62%, 07/29/30(a)(c)		2,800	2,781,013
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 9.03%, 04/15/29(a)(c)		1,000	903,093
Series 2018-30X, Class E, (3 mo. LIBOR US + 4.95%), 9.03%, 04/15/29(c)(e)		250	225,773
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 6.03%, 01/23/31(a)(c)		250	242,501
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR, (3 mo. CME Term SOFR + 1.29%), 5.15%, 10/15/32(a)(c)		1,790	1,755,479
Series 2019-33A, Class BR, (3 mo. CME Term SOFR + 1.80%), 5.66%, 10/15/32(a)(c)		3,460	3,332,295
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 5.15%, 07/15/33(a)(c)		2,130	2,097,893

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 5.20%, 07/17/34(a)(c)	USD	1,250	$ 1,216,453
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 7.98%, 01/22/35(a)(c)		750	683,425
Mariner CLO LLC, Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 5.32%, 07/23/29(a)(c)		190	187,854
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)		2,715	2,678,184
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,060	1,907,315
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		700	600,118
Series 2021-AA, Class B, 2.33%, 03/20/36(a)		1,620	1,325,333
Series 2021-AA, Class C, 2.96%, 03/20/36(a)		2,850	2,311,945
Series 2021-BA, Class C, 2.66%, 11/20/36(a)		4,403	3,595,857
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		980	767,171
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		3,620	2,534,884
Series 2022-AA, Class A, 6.45%, 10/20/37(a)		4,418	4,386,755
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M8, (1 mo. LIBOR US + 1.86%), 6.25%, 06/25/35(c)		1,119	1,082,085
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 4.91%, 06/25/36(a)(c)		268	240,019
Series 2006-WMC2, Class A4, (1 mo. LIBOR US + 0.30%), 4.69%, 04/25/36(c)		3,428	889,926
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 4.67%, 05/25/37(c)		83	63,393
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 4.65%, 06/25/46(a)(c)		15	13,759
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 03/20/26(a)		4,130	3,940,248
Series 2022-1A, Class A, 2.50%, 09/21/26(a)		10,537	10,017,720
MERIT Securities Corp., Series 13, Class M2, 7.88%, 12/28/33(b)		968	767,980
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.48%), 4.87%, 05/25/37(c)		1,798	1,351,910
Series 2007-H1, Class 1A2, (1 mo. LIBOR US + 3.50%), 7.89%, 10/25/37(c)		2,752	2,468,682
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 4.65%, 08/25/37(c)		1,748	1,319,328
MF1 LLC
Series 2022-FL10, Class A, (1 mo. CME Term SOFR + 2.64%), 6.96%, 09/17/37(a)(c)		2,138	2,127,232
Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.15%), 6.47%, 06/19/37(a)(c)		2,844	2,800,234
MF1 Ltd., Series 2021-FL7, Class A, (1 mo. LIBOR US + 1.08%), 5.42%, 10/16/36(a)(c)		517	494,696
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 5.25%, 04/21/31(a)(c)		1,230	1,206,525
Mill City Solar Loan Ltd.
Series 2019-1A, Class A, 4.34%, 03/20/43(a)		1,196	1,119,940
Series 2019-2GS, Class A, 3.69%, 07/20/43(a)(d)		2,031	1,751,137
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-NC1, Class A2D, (1 mo. LIBOR US + 0.22%), 4.61%, 11/25/36(c)		5,369	2,635,110
Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 6.29%, 02/25/47(a)(c)	USD	75	$ 69,833
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,133	1,025,172
Series 2019-1A, Class A, 4.37%, 12/21/43(a)		1,828	1,697,349
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		274	235,732
Series 2020-2A, Class B, 2.21%, 08/20/46(a)		1,558	1,322,143
Series 2021-1A, Class B, 2.05%, 12/20/46(a)		431	315,071
Series 2021-2A, Class B, 2.09%, 04/22/47(a)		3,858	2,999,717
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		1,087	1,021,744
Series 2022-3A, Class A, 6.16%, 06/20/53(a)		930	927,415
MP CLO VIII Ltd., Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 5.57%, 04/28/34(a)(c)		800	768,910
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 5.84%, 10/20/30(a)(c)		250	241,504
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 4.80%, 04/25/37(c)		380	341,372
Navient Private Education Loan Trust, Series 2020-IA, Class B, 2.95%, 04/15/69(a)		1,880	1,493,563
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A, 4.00%, 12/15/59(a)		1,085	1,038,419
Series 2019-D, Class A2A, 3.01%, 12/15/59(a)		3,299	3,004,670
Series 2020-CA, Class A2B, (1 mo. LIBOR US + 1.60%), 5.92%, 11/15/68(a)(c)		3,585	3,547,775
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 5.01%, 04/15/60(a)(c)		1,505	1,384,642
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,110	981,758
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		5,000	4,190,029
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		5,000	4,233,759
Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, 12/15/59(a)		1,588	1,500,155
Nelnet Student Loan Trust
Series 2021-A, Class A1, (1 mo. LIBOR US + 0.80%), 5.15%, 04/20/62(a)(c)		1,805	1,750,836
Series 2021-A, Class A2, (1 mo. LIBOR US + 1.03%), 5.38%, 04/20/62(a)(c)		2,680	2,506,934
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		2,454	2,171,482
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		1,640	1,303,590
Series 2021-A, Class C, 3.75%, 04/20/62(a)		124	98,904
Series 2021-A, Class D, 4.93%, 04/20/62(a)		735	600,123
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		8,450	6,712,852
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		386	308,041
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		8,380	6,545,602
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		5,370	4,181,108
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		2,770	2,140,043
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		5,590	4,398,385
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		4,800	3,824,531
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		2,700	2,105,195
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		680	509,865
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 5.40%, 01/28/30(a)(c)		809	798,654
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class AR2, (3 mo. LIBOR US + 1.03%), 5.36%, 04/22/29(a)(c)		1,240	1,223,916
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 5.24%, 07/15/34(a)(c)		525	510,947

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class DRR, (3 mo. LIBOR US + 2.95%), 7.03%, 07/15/34(a)(c)	USD	1,000	$ 932,309
Series 2015-20A, Class ERR, (3 mo. LIBOR US + 6.50%), 10.58%, 07/15/34(a)(c)		750	651,330
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 5.73%, 10/17/30(a)(c)		250	242,578
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 5.11%, 10/18/30(a)(c)		4,050	3,982,924
Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A2, (3 mo. LIBOR US + 1.40%), 5.63%, 10/19/31(a)(c)		250	241,787
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3 mo. CME Term SOFR + 1.75%), 5.71%, 01/20/35(a)(c)		1,000	960,865
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 6.83%, 01/19/33(a)(c)		250	240,796
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 5.18%, 07/16/35(a)(c)		3,000	2,917,928
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, (3 mo. LIBOR US + 1.13%), 5.14%, 10/14/35(a)(c)		5,000	4,870,829
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 01/20/36(a)(c)		250	237,445
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class F, 4.00%, 09/04/39(a)		3,692	2,804,344
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 4.79%, 10/25/36(a)(c)		153	171,693
NovaStar Mortgage Funding Trust, Series 2006-5, Class A2D, (1 mo. LIBOR US + 0.48%), 4.87%, 11/25/36(c)		3,934	1,327,984
Oakwood Mortgage Investors, Inc.
Series 1999-C, Class A2, 7.48%, 08/15/27		2,407	2,019,123
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		28	13,693
Series 2002-A, Class M1, 7.76%, 03/15/32(c)		2,158	1,905,865
Series 2002-C, Class M1, 6.89%, 11/15/32(c)		2,519	2,442,362
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3 mo. LIBOR US + 1.95%), 5.89%, 10/13/31(a)(c)		500	470,974
OCP CLO Ltd.
Series 2016-12A, Class BR2, (3 mo. CME Term SOFR + 1.81%), 5.74%, 04/18/33(a)(c)		3,000	2,886,651
Series 2017-13A, Class A1AR, (3 mo. LIBOR US + 0.96%), 5.04%, 07/15/30(a)(c)		1,250	1,233,550
Series 2017-13A, Class A2R, (3 mo. LIBOR US + 1.55%), 5.63%, 07/15/30(a)(c)		250	241,714
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 4.91%, 04/10/33(a)(c)		1,490	1,460,967
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 5.33%, 07/20/32(a)(c)		1,100	1,076,404
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 5.42%, 12/02/34(a)(c)		2,020	1,943,896
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 5.73%, 10/15/34(a)(c)		250	237,971
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 5.04%, 04/16/31(a)(c)	USD	3,000	$ 2,958,695
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.18%), 5.51%, 01/24/33(a)(c)		250	244,086
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 5.43%, 01/20/31(a)(c)		1,100	1,086,650
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 5.05%, 04/15/31(a)(c)		250	246,258
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 5.94%, 07/25/30(a)(c)		650	625,434
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 5.39%, 07/20/34(a)(c)		1,250	1,206,084
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 5.58%, 07/19/30(a)(c)		350	340,460
Octagon Investment Partners XVII Ltd.
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 5.36%, 01/25/31(a)(c)		1,000	985,373
Series 2013-1A, Class A2R2, (3 mo. LIBOR US + 1.10%), 5.46%, 01/25/31(a)(c)		500	482,692
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 5.43%, 04/21/34(a)(c)		1,500	1,464,887
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 5.38%, 07/02/35(a)(c)		250	244,006
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 5.48%, 10/22/36(a)(c)		1,000	966,827
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 5.64%, 04/18/33(a)(c)		300	287,868
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 5.38%, 07/20/34(a)(c)		670	646,802
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3 mo. CME Term SOFR + 1.30%), 5.26%, 02/24/37(a)(c)		770	749,727
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 5.73%, 05/23/31(a)(c)		770	758,019
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 5.38%, 01/19/37(a)(c)		680	662,418
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		5,401	4,819,760
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 4.57%, 06/16/36(a)(c)		1,201	1,147,524
Series 2021-1A, Class B, 1.95%, 06/16/36(a)		4,700	3,711,513
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		4,680	3,612,520
Series 2022-3A, Class A, 5.94%, 05/15/34(a)		9,442	9,400,114
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 05/08/31(a)		1,970	1,720,649
Series 2021-B, Class B, 1.96%, 05/08/31(a)		5,000	4,318,852
Series 2021-C, Class A, 2.18%, 10/08/31(a)		7,340	6,421,129
Series 2021-C, Class B, 2.67%, 10/08/31(a)		13,345	11,583,503
Series 2021-C, Class C, 3.61%, 10/08/31(a)		3,180	2,694,514

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 5.12%, 11/25/35(c)	USD	460	$ 382,093
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		4,527	3,653,159
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		2,745	2,292,674
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 5.52%, 10/15/37(a)(c)		1,298	1,266,741
OSD CLO Ltd., Series 2021-23A, Class E, (3 mo. LIBOR US + 6.00%), 10.08%, 04/17/31(a)(c)		1,000	889,604
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 5.58%, 10/22/30(a)(c)		834	821,950
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 6.03%, 10/22/30(a)(c)		500	486,991
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 5.83%, 04/17/31(a)(c)		2,570	2,448,928
OZLM VIII Ltd.
Series 2014-8A, Class A2R3, (3 mo. LIBOR US + 1.65%), 5.73%, 10/17/29(a)(c)		1,185	1,152,636
Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 6.18%, 10/17/29(a)(c)		1,750	1,672,614
OZLM XIV Ltd., Series 2015-14A, Class A1SR, (3 mo. LIBOR US + 1.25%), 5.33%, 07/15/34(a)(c)		1,500	1,436,992
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.80%), 10.04%, 04/20/31(a)(c)		1,000	745,109
OZLM XXII Ltd.
Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 5.15%, 01/17/31(a)(c)		1,099	1,077,069
Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 5.58%, 01/17/31(a)(c)		500	474,516
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE, 3.00%, 01/25/29(a)		1,618	1,506,981
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 5.23%, 10/17/31(a)(c)		3,400	3,332,979
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 5.21%, 01/17/31(a)(c)		1,000	989,926
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.65%), 6.73%, 01/17/31(a)(c)		400	372,360
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 5.81%, 05/21/34(a)(c)		660	645,249
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 6.38%, 05/21/34(a)(c)		1,000	952,560
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 6.99%, 07/20/30(a)(c)		1,000	921,039
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 5.22%, 04/18/31(a)(c)		500	491,694
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 9.68%, 07/16/31(a)(c)		500	447,884
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 5.69%, 11/15/31(a)(c)		960	942,181
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 5.23%, 01/15/35(a)(c)		390	377,676
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 6.03%, 02/20/28(a)(c)		1,900	1,845,958
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 7.18%, 02/20/28(a)(c)		1,750	1,708,346
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.25%), 5.93%, 05/20/29(a)(c)	USD	3,560	$ 3,428,142
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 9.24%, 07/20/29(a)(c)		250	224,546
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.75%), 5.83%, 10/15/29(a)(c)		250	235,547
Series 2021-4A, Class C, (3 mo. LIBOR US + 2.60%), 6.68%, 10/15/29(a)(c)		250	225,750
Series 2022-2A, Class A2, (3 mo. CME Term SOFR + 1.90%), 5.76%, 10/15/30(a)(c)		2,350	2,287,674
Series 2022-2A, Class B, (3 mo. CME Term SOFR + 2.20%), 6.06%, 10/15/30(a)(c)		1,360	1,297,495
Series 2022-2A, Class C, (3 mo. CME Term SOFR + 3.10%), 6.96%, 10/15/30(a)(c)		250	234,075
Parallel Ltd., Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 5.99%, 07/20/27(a)(c)		1,000	982,198
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 5.89%, 08/23/31(a)(c)		350	342,566
Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 11.46%, 02/14/34(a)(c)		900	769,776
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 7.48%, 07/15/34(a)(c)		1,900	1,681,375
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 5.51%, 07/24/31(a)(c)		764	754,722
Pikes Peak CLO 11, Series 2022-11A, Class A1, (3 mo. CME Term SOFR + 1.95%), 4.13%, 07/25/34(a)(c)		3,000	2,928,415
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class M1, (1 mo. LIBOR US + 0.54%), 4.93%, 05/25/36(c)		4,304	3,822,417
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		11,893	10,987,112
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		6,275	5,487,170
Prodigy Finance DAC
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 6.89%, 07/25/51(a)(c)		3,055	2,992,688
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 8.14%, 07/25/51(a)(c)		3,055	3,002,234
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 10.29%, 07/25/51(a)(c)		2,280	2,235,490
Progress Residential Trust
Series 2019-SFR3, Class E, 3.37%, 09/17/36(a)		3,000	2,801,201
Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)		1,000	939,246
Series 2019-SFR4, Class E, 3.44%, 10/17/36(a)		3,000	2,813,309
Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)		2,500	2,366,552
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		990	783,360
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		3,999	3,267,974
Series 2021-SFR5, Class F, 3.16%, 07/17/38(a)		1,808	1,490,325
Series 2021-SFR6, Class F, 3.42%, 07/17/38(a)		3,577	2,967,597
Series 2021-SFR8, Class F, 3.18%, 10/17/38(a)		4,500	3,702,758
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		2,400	1,904,820
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		5,000	3,901,886
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		2,180	1,980,876

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, (3 mo. LIBOR US + 1.04%), 5.72%, 02/20/30(a)(c)	USD	1,077	$ 1,060,716
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 5.33%, 01/20/34(a)(c)		390	379,246
Series 2021-15A, Class B, (3 mo. LIBOR US + 1.65%), 5.89%, 01/20/34(a)(c)		820	789,737
Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 10.44%, 01/20/34(a)(c)		4,500	3,844,664
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 5.16%, 10/15/31(a)(c)		1,250	1,228,903
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 5.63%, 04/15/32(a)(c)		325	313,297
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 5.93%, 04/15/32(a)(c)		250	234,502
Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 6.83%, 04/15/32(a)(c)		250	230,035
Rad CLO 4 Ltd., Series 2019-4A, Class D, (3 mo. LIBOR US + 3.85%), 8.21%, 04/25/32(a)(c)		500	455,351
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 5.28%, 04/17/33(a)(c)		250	245,805
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 5.98%, 01/15/34(a)(c)		500	480,238
Regatta IX Funding Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 6.53%, 04/17/30(a)(c)		250	241,772
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.90%), 7.98%, 04/17/30(a)(c)		250	235,642
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 5.40%, 04/20/34(a)(c)		3,000	2,923,639
Regatta VII Funding Ltd., Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 6.35%, 06/20/34(a)(c)		250	239,151
Regatta VIII Funding Ltd.
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 5.78%, 10/17/30(a)(c)		1,255	1,217,804
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.20%), 7.28%, 10/17/30(a)(c)		250	232,284
Regatta XVI Funding Ltd.
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 6.13%, 01/15/33(a)(c)		750	722,186
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.90%), 7.98%, 01/15/33(a)(c)		500	473,778
Regatta XVII Funding Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.61%), 11.69%, 10/15/33(a)(c)		500	456,546
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 11.04%, 01/20/35(a)(c)		1,500	1,344,661
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30(a)		720	669,201
Series 2020-1, Class B, 3.23%, 10/15/30(a)		320	288,359
Series 2020-1, Class C, 3.80%, 10/15/30(a)		805	720,282
Series 2021-2, Class B, 2.35%, 08/15/33(a)		1,098	881,256
Series 2021-2, Class C, 3.23%, 08/15/33(a)		820	649,849
Series 2021-3, Class A, 3.88%, 10/17/33(d)		10,210	8,714,235
Series 2022-1, Class A, 3.07%, 03/15/32(a)		2,274	2,074,402
Series 2022-1, Class B, 3.71%, 03/15/32(a)		5,452	4,673,514
Series 2022-1, Class C, 4.46%, 03/15/32(a)		1,111	945,193
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
Series 2022-1, Class D, 6.72%, 03/15/32(a)	USD	2,072	$ 1,763,854
Series 2022-2B, Class A, 7.10%, 11/17/32(a)		6,193	6,227,406
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF4, 5.14%, 11/25/35(b)		945	926,893
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		6,600	5,912,898
Series 2021-A, Class B, 2.80%, 12/22/31(a)		8,454	7,387,146
Series 2021-A, Class C, 3.53%, 12/22/31(a)		2,100	1,824,287
Series 2021-A, Class D, 5.23%, 12/22/31(a)		3,550	2,805,739
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 5.25%, 01/18/34(a)(c)		1,100	1,067,229
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 5.34%, 04/20/34(a)(c)		1,500	1,441,216
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 5.58%, 10/15/29(a)(c)		1,250	1,209,919
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 5.98%, 10/15/29(a)(c)		1,000	953,621
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 6.93%, 10/15/29(a)(c)		1,000	923,580
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/30(a)(c)		2,924	2,883,066
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 5.78%, 05/20/31(a)(c)		750	738,519
Series 2020-1A, Class B, (3 mo. LIBOR US + 1.80%), 6.04%, 01/20/32(a)(c)		1,570	1,520,902
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 07/20/34(a)(c)		3,500	3,407,903
Romark CLO II Ltd., Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.18%), 5.53%, 07/25/31(a)(c)		250	244,732
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 5.27%, 04/20/31(a)(c)		1,237	1,214,137
RR 19 Ltd., Series 2021-19A, Class A2, (3 mo. LIBOR US + 1.65%), 5.73%, 10/15/35(a)(c)		500	485,618
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 5.17%, 01/15/30(a)(c)		4,330	4,281,633
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,945	2,674,477
SESAC Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,305	2,127,429
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 4.71%, 07/25/36(c)		189	42,671
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 5.20%, 07/15/30(a)(c)		995	975,241
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 5.24%, 04/17/34(a)(c)		5,000	4,865,316
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, (3 mo. LIBOR US + 0.98%), 5.22%, 04/20/29(a)(c)		1,417	1,396,941
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 5.47%, 04/25/31(a)(c)		300	293,951
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 5.51%, 04/20/33(a)(c)		500	488,480

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 5.48%, 07/20/30(a)(c)	USD	1,185	$ 1,170,987
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1A, (3 mo. LIBOR US + 1.32%), 5.56%, 10/20/32(a)(c)		730	724,062
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 10.44%, 01/20/34(a)(c)		500	435,420
SLM Private Credit Student Loan Trust
Series 2005-A, Class A4, (3 mo. LIBOR US + 0.31%), 5.08%, 12/15/38(c)		1,395	1,329,244
Series 2005-B, Class A4, (3 mo. LIBOR US + 0.33%), 5.10%, 06/15/39(c)		1,025	972,044
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.20%), 4.97%, 12/15/39(c)		1,848	1,756,538
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 9.07%, 10/15/41(a)(c)		3,249	3,484,326
SMB Private Education Loan Trust
Series 2015-C, Class B, 3.50%, 09/15/43(a)		2,365	2,223,674
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		1,072	1,024,750
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 5.22%, 09/15/34(a)(c)		1,530	1,511,129
Series 2017-B, Class A2A, 2.82%, 10/15/35(a)		843	802,149
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.75%), 5.07%, 10/15/35(a)(c)		1,383	1,365,440
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(c)		2,596	2,531,305
Series 2019-B, Class A2A, 2.84%, 06/15/37(a)		2,935	2,744,073
Series 2021-A, Class C, 2.99%, 01/15/53(a)		3,290	2,747,599
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		1,175	1,055,328
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		800	710,356
Series 2021-B, Class A, 1.31%, 07/17/51(a)		3,065	2,735,276
Series 2021-C, Class A2, (1 mo. LIBOR US + 0.80%), 5.12%, 01/15/53(a)(c)		1,744	1,661,788
Series 2021-C, Class APT1, 1.39%, 01/15/53(a)		1,573	1,342,506
Series 2021-C, Class B, 2.30%, 01/15/53(a)		840	718,763
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/48(a)		465	437,732
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		161	158,101
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 5.40%, 01/26/31(a)(c)		250	247,130
Sound Point CLO XV Ltd., Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 5.23%, 01/23/29(a)(c)		3,118	3,084,685
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 5.25%, 07/15/34(a)(c)		2,240	2,160,056
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 5.64%, 01/25/32(a)(c)		1,000	980,044
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 5.18%, 01/25/35(c)		100	89,581
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 09/25/37(a)		1,558	1,404,757
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 5.33%, 10/15/30(a)(c)		250	245,644
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 9.24%, 12/29/29(a)(c)	USD	1,250	$ 1,099,769
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	390,580
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 9.99%, 12/28/29(a)(c)		1,550	1,391,511
Structured Asset Investment Loan Trust, Series 2004-10, Class A11, (1 mo. LIBOR US + 1.50%), 5.89%, 11/25/34(c)		164	160,521
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL1, Class A3, (1 mo. LIBOR US + 0.60%), 4.99%, 01/25/37(a)(c)		1,600	1,248,648
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 06/30/54(a)		1,819	1,608,726
Symphony CLO XIV Ltd., Series 2014-14A, Class B1RR, (3 mo. LIBOR US + 1.70%), 5.71%, 07/14/26(a)(c)		250	248,716
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 5.04%, 04/16/31(a)(c)		500	492,836
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 5.23%, 10/15/31(a)(c)		300	294,600
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 4.96%, 04/15/28(a)(c)		450	446,407
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 5.89%, 04/18/33(a)(c)		250	239,614
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 5.68%, 01/15/34(a)(c)		1,150	1,112,697
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 6.08%, 01/15/34(a)(c)		1,500	1,422,807
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 10.23%, 01/15/34(a)(c)		1,250	1,140,668
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 5.32%, 04/20/33(a)(c)		689	671,519
Symphony Static CLO I Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.85%), 6.21%, 10/25/29(a)(c)		500	468,618
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 5.61%, 11/18/30(a)(c)		1,000	982,316
TCI-Symphony CLO Ltd., Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.55%), 5.63%, 07/15/30(a)(c)		1,000	962,554
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 5.86%, 08/16/34(a)(c)		250	243,362
TICP CLO I-2 Ltd., Series 2018-IA, Class C, (3 mo. LIBOR US + 3.04%), 7.37%, 04/26/28(a)(c)		500	481,299
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 5.59%, 04/20/28(a)(c)		500	492,294
TICP CLO IX Ltd., Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 5.84%, 01/20/31(a)(c)		250	244,207
TICP CLO V Ltd., Series 2016-5A, Class DR, (3 mo. LIBOR US + 3.15%), 7.23%, 07/17/31(a)(c)		250	232,507

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 5.20%, 01/15/34(a)(c)	USD	4,250	$ 4,161,693
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 5.58%, 01/15/34(a)(c)		320	305,464
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 11.13%, 04/15/33(a)(c)		600	536,250
TICP CLO XI Ltd., Series 2018-11A, Class B, (3 mo. LIBOR US + 1.73%), 5.97%, 10/20/31(a)(c)		450	438,763
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 5.25%, 07/15/34(a)(c)		250	244,784
TICP CLO XIV Ltd., Series 2019-14A, Class DR, (3 mo. LIBOR US + 6.70%), 10.94%, 10/20/32(a)(c)		1,250	1,148,258
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 5.52%, 04/20/33(a)(c)		750	739,486
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1 mo. LIBOR US + 1.00%), 5.39%, 05/25/58(a)(c)		1,290	1,278,202
Trestles CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 5.35%, 04/25/32(a)(c)		650	635,946
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 5.41%, 10/20/34(a)(c)		7,230	7,001,277
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 10.59%, 10/20/34(a)(c)		1,000	863,261
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		2,000	1,870,754
Series 2019-SFR1, Class E, 3.40%, 03/17/38(a)		2,000	1,787,214
Series 2020-SFR1, Class F, 4.88%, 07/17/38(a)		7,351	6,529,522
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		3,250	2,748,481
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		2,099	1,741,142
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.90%), 6.14%, 07/20/32(a)(c)		250	237,089
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 7.61%, 10/25/34(a)(c)		300	271,946
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 5.59%, 10/18/31(a)(c)		250	241,997
Upstart Pass-Through Trust, Series 2021-ST9, Class A, 1.70%, 11/20/29(a)		3,798	3,602,994
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 5.36%, 04/15/33(a)(c)		340	329,633
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		13,411	12,389,853
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.23%), 5.29%, 04/25/31(a)(c)		1,000	984,314
Series 2013-3A, Class A1RR, (3 mo. LIBOR US + 1.15%), 5.34%, 10/18/31(a)(c)		498	493,806
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 5.43%, 10/20/31(a)(c)		500	491,750
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 5.03%, 04/17/30(a)(c)		236	233,690
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 5.28%, 04/20/34(a)(c)	USD	1,000	$ 968,332
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 5.21%, 10/15/30(a)(c)		1,250	1,234,480
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 5.53%, 04/19/31(a)(c)		250	244,200
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.00%), 5.08%, 07/15/31(a)(c)		250	245,667
Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 5.23%, 10/15/31(a)(c)		250	246,671
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE3, Class 1A, (1 mo. LIBOR US + 0.31%), 4.70%, 08/25/36(c)		7,344	6,812,871
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 4.75%, 09/25/36(c)		211	64,504
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 3.94%, 10/25/36(c)		1,296	965,378
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 4.63%, 05/25/37(c)		112	91,372
Wellfleet CLO Ltd., Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.15%), 5.23%, 01/17/31(a)(c)		1,525	1,495,693
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 5.55%, 10/24/34(a)(c)		320	308,761
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 7.68%, 10/24/34(a)(c)		250	226,655
Series 2020-2A, Class ER, (3 mo. LIBOR US + 7.10%), 11.43%, 10/24/34(a)(c)		500	448,078
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.22%), 5.30%, 10/15/34(a)(c)		4,000	3,889,562
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 4.79%, 06/25/37(a)(c)		442	145,467
York CLO 1 Ltd., Series 2014-1A, Class CRR, (3 mo. LIBOR US + 2.10%), 6.43%, 10/22/29(a)(c)		250	241,100
Total Asset-Backed Securities — 52.2% (Cost: $1,372,124,646)			1,261,146,616
Corporate Bonds
Banks — 0.0%
Washington Mutual Escrow Bonds
0.00% (d)(f)(g)(h)		500	—
0.00% (d)(f)(g)(h)		250	—
			—
Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(h)		58	80,840
Total Corporate Bonds — 0.0% (Cost: $75,214)			80,840
Floating Rate Loan Interests(d)
Diversified Financial Services — 0.1%
Project Pearl Pasco Holdings LLC, Advance, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 6.52%, 09/15/24		2,930	2,900,430

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development — 0.2%
MUPR 3 Assets LLC, Facility, (1 mo. SOFR US + 2.75%, 0.00% Floor), 6.55%, 03/25/24	USD	4,049	$ 4,039,033
Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Advances, (1 mo. SOFR US + 3.00%, 0.00% Floor), 6.91%, 07/24/25		4,000	3,980,000
Total Floating Rate Loan Interests — 0.5% (Cost: $10,971,709)			10,919,463
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 14.3%
Adjustable Rate Mortgage Trust, Series 2006-2, Class 4A1, 3.30%, 05/25/36(c)		4,584	3,148,060
Agate Bay Mortgage Trust
Series 2015-1, Class B5, 3.67%, 01/25/45(a)(c)		723	462,517
Series 2015-3, Class B5, 3.54%, 04/25/45(a)(c)		832	535,319
Series 2015-4, Class B5, 3.52%, 06/25/45(a)(c)		580	349,000
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		9,391	8,569,500
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		1,283	1,088,609
Series 2021-G, Class C, 0.00%, 06/25/61(a)		2,319	2,315,641
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		9,102	8,396,194
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		478	391,454
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		255	204,401
Series 2022-A, Class B, 3.00%, 10/25/61(a)		1,912	1,261,167
Series 2022-A, Class C, 3.00%, 10/25/61(a)		950	1,223,501
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		279	217,290
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		1,250	932,792
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		80	57,052
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)(d)		11,765	10,904,947
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)(d)		376	305,663
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)(d)		322	259,822
Series 2022-B, Class B, 3.00%, 03/27/62(a)(d)		1,789	1,270,048
Series 2022-B, Class C, 3.00%, 03/27/62(a)(d)		1,039	1,080,236
Series 2022-B, Class M1, 3.00%, 03/27/62(a)(d)		241	191,075
Series 2022-B, Class M2, 3.00%, 03/27/62(a)(d)		1,198	860,403
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 4.60%, 10/25/46(c)		89	47,367
Series 2006-6, Class A1A, (1 mo. LIBOR US + 0.19%), 4.58%, 12/25/46(c)		4,952	3,995,374
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 2.75%, 02/25/47(c)		32	12,933
Angel Oak Mortgage Trust, Series 2019-5, Class B1, 3.96%, 10/25/49(a)(c)		405	326,971
APS Resecuritization Trust, Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 7.24%, 09/27/46(a)(c)		100	100,164
Banc of America Alternative Loan Trust, Series 2006-4, Class 3CB1, (1 mo. LIBOR US + 0.80%), 5.19%, 05/25/46(c)		555	439,431
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		314	80,031
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		337	324,958
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37		883	701,976
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)	USD	9,358	$ 8,754,306
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		1,060	979,148
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		2,385	2,162,053
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		3,821	3,659,870
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		8,102	7,503,496
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)(d)		1,242	1,092,960
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)		2,221	1,132,839
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		80	34,879
BCAP LLC Trust
Series 2011-RR4, Class 3A6, 3.60%, 07/26/36(a)(c)		1,296	1,200,375
Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 3.84%, 05/28/36(a)(c)		318	300,324
Bear Stearns Asset Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36(b)		157	101,131
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 4.67%, 08/25/36(c)		389	375,707
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 4.56%, 03/25/37(c)		194	175,293
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 4.60%, 06/25/37(c)		17	15,598
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		9,149	4,095,884
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,739	2,428,414
Series 2022-2, Class A1, 3.76%, 03/25/67(a)(c)		8,917	8,284,870
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		703	694,178
CIM Trust, Series 2019-J2, Class B4, 3.77%, 10/25/49(a)(c)		896	635,176
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,973	1,623,569
Series 2008-2, Class 1A1, 6.50%, 06/25/38		289	220,121
Citigroup Mortgage Loan Trust
Series 2014-C, Class B2, 4.25%, 02/25/54(a)		317	282,221
Series 2019-RP1, Class A1, 3.50%, 01/25/66(a)(c)		1,677	1,582,444
Series 2022-A, Class A1, 6.17%, 09/25/62(a)(b)		7,172	7,009,858
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A5, 6.00%, 03/25/37		1,731	1,512,428
COLT Mortgage Loan Trust, Series 2020-2, Class M1, 5.25%, 03/25/65(a)(c)		761	661,355
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 4.74%, 06/25/35(c)		1,132	961,571
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.64%), 4.99%, 11/20/35(c)		431	346,724
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 3.05%, 02/25/36(c)		412	365,483
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,010	533,316
Series 2006-J7, Class 1A2, 6.25%, 11/25/36		2,816	1,388,182

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 4.85%, 11/25/36(c)	USD	471	$ 396,433
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 4.89%, 07/25/46(c)		3,139	2,710,132
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,142	569,599
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		172	88,422
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.84%), 2.89%, 03/25/47(c)		181	149,966
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-J2, Class 3A9, (1 mo. LIBOR US + 1.40%), 5.79%, 08/25/35(c)		2,597	1,809,300
Series 2007-15, Class 2A2, 6.50%, 09/25/37		630	268,547
Series 2007-HYB1, Class 3A1, 3.54%, 03/25/37(c)		1,374	1,179,994
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		39	15,415
Series 2020-SPT1, Class B2, 3.39%, 04/25/65(a)(c)		8,400	5,734,889
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		4,406	4,039,761
Credit Suisse Mortgage Trust
Series 2007-5, Class 1A11, 7.00%, 08/25/37(c)		1,922	1,047,307
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 4.14%, 08/27/36(a)(c)		93	69,193
Series 2014-SAF1, Class B5, 3.84%, 03/25/44(a)(c)		1,578	1,139,327
Series 2021-NQM1, Class M1, 2.13%, 05/25/65(a)(c)		3,299	2,293,192
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(a)(c)		5,274	4,525,081
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/65(a)(c)		150	108,419
Series 2021-1, Class M1, 2.09%, 05/25/65(a)(c)		1,620	1,266,381
Series 2021-3, Class B1, 3.27%, 08/25/66(a)(c)		3,671	2,064,766
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		17	14,176
GCAT Trust
Series 2020-NQM2, Class B1, 4.85%, 04/25/65(a)(c)		2,533	2,098,831
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		3,870	3,781,331
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 4.05%, 03/25/36(c)		16	14,861
GS Mortgage-Backed Securities Corp. Trust
Series 2019-PJ2, Class A4, 4.00%, 11/25/49(a)(c)		315	296,809
Series 2020-PJ2, Class B4, 3.57%, 07/25/50(a)(c)		1,065	805,197
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, (1 mo. LIBOR US + 0.40%), 4.79%, 06/25/34(a)(c)		3,310	2,844,105
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.35%), 4.74%, 03/25/35(a)(c)		56	52,689
Series 2005-RP3, Class 2A1, 3.62%, 09/25/35(a)(c)		3,309	3,004,696
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.35%), 4.74%, 01/25/36(a)(c)	USD	47	$ 38,934
Series 2006-RP2, Class 2A1, 3.49%, 04/25/36(a)(c)		2,405	2,013,393
GSR Mortgage Loan Trust, Series 2006-AR2, Class 3A1, 3.00%, 04/25/36(c)		1,855	1,251,226
Homeward Opportunities Fund I Trust
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(c)		3,640	3,213,913
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		3,769	3,658,738
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 2A2, (1 mo. LIBOR US + 0.40%), 4.79%, 10/25/36(c)		214	186,238
Series 2007-AR19, Class 3A1, 3.37%, 09/25/37(c)		647	418,162
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 4.63%, 08/25/37(c)		2,835	2,414,791
JPMorgan Alternative Loan Trust, Series 2006-S2, Class A5, 6.88%, 05/25/36(b)		4,224	3,581,822
JPMorgan Mortgage Trust
Series 2005-A4, Class B1, 3.70%, 07/25/35(c)		350	312,446
Series 2020-5, Class B3, 3.58%, 12/25/50(a)(c)		3,790	2,870,303
Series 2021-INV5, Class A2A, 2.50%, 12/25/51(a)(c)		17,511	14,056,156
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		16,467	14,077,112
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		6,218	4,166,176
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,842	3,094,556
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		902	702,261
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,254	943,279
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		666	422,531
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		274	161,070
Series 2021-INV7, Class B6, 3.21%, 02/25/52(a)(c)		902	307,787
Legacy Mortgage Asset Trust, Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		166	161,963
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 2.30%), 6.69%, 12/25/37(c)		26	25,287
Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 7.04%, 06/30/23(a)(c)		2,382	2,357,658
LSTAR Securities Investment Ltd., Series 2019-3, Class A1, (1 mo. LIBOR US + 3.50%), 7.87%, 04/01/24(a)(c)		2,034	2,012,277
MASTR Resecuritization Trust, Series 2008-1, Class A1, 6.00%, 09/27/37(a)(c)		913	805,459
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		1,032	685,066
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(d)		1,892	1,823,953
MFA Trust
Series 2021-INV1, Class M1, 2.29%, 01/25/56(a)(c)		700	513,806
Series 2022-NQM3, Class A1, 5.57%, 09/25/67(a)(b)		3,284	3,221,244

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFRA Trust, Series 2022-CHM1, Class A1, 3.88%, 09/25/56(a)(b)	USD	7,089	$ 6,633,358
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 5.03%, 06/25/44(a)(c)		198	175,508
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 4.46%, 04/16/36(a)(c)		217	202,242
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,425	1,346,310
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-AP1, Class 2A4, 6.05%, 02/25/35(b)		350	325,565
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 4.81%, 06/25/37(c)		616	546,872
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		6,209	5,991,894
OBX Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/59(a)(c)		249	234,260
Series 2022-NQM7, Class A1, 5.11%, 08/25/62(a)(b)		2,546	2,497,368
Preston Ridge Partners Mortgage LLC
Series 2021-4, Class A1, 1.87%, 04/25/26(a)(b)		3,610	3,232,672
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		4,298	4,018,889
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,245	1,031,724
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		536	502,027
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		7,917	7,763,391
RALI Trust
Series 2005-QA10, Class A21, 4.14%, 09/25/35(c)		5,254	2,248,232
Series 2006-QO1, Class 3A1, (1 mo. LIBOR US + 0.54%), 4.93%, 02/25/46(c)		1,974	1,064,370
Series 2006-QO10, Class A1, (1 mo. LIBOR US + 0.32%), 4.71%, 01/25/37(c)		1,833	1,525,820
RCKT Mortgage Trust, Series 2020-1, Class B4, 3.47%, 02/25/50(a)(c)		947	747,360
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		16,070	15,077,203
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 4.73%, 06/25/35(a)(c)		338	318,350
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 4.79%, 09/25/35(a)(c)		501	437,602
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.66%, 09/25/59(a)(c)		2,900	2,385,996
RFMSI Series Trust, Series 2005-SA4, Class 2A1, 4.14%, 09/25/35(c)		2,014	1,312,550
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.85%, 08/25/36(c)		473	329,862
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,379	2,480,340
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,099	752,842
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		807	792,875
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Starwood Mortgage Residential Trust
Series 2020-3, Class B1, 4.75%, 04/25/65(a)(c)	USD	2,820	$ 2,083,171
Series 2020-INV1, Class B1, 3.26%, 11/25/55(a)		260	216,276
Series 2020-INV1, Class M1, 2.50%, 11/25/55(a)		2,688	2,262,274
Series 2021-1, Class B1, 3.52%, 05/25/65(a)(c)		648	437,347
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 4.81%, 05/25/46(c)		29	18,689
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.35%), 4.74%, 06/25/35(a)(c)		791	734,118
Series 2005-RF5, Class 2A, 3.54%, 07/25/35(a)(c)		2,116	1,920,312
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(a)		4,323	2,604,097
Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(a)		1,281	723,978
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 2.72%, 06/25/46(c)		1,036	698,546
Toorak Mortgage Corp., Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(c)		3,755	2,485,791
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		79	78,784
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/59(a)(c)		800	622,361
Series 2020-4, Class B1, 5.05%, 05/25/65(a)(c)		2,600	2,006,854
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		263	209,374
Series 2021-1, Class M1, 1.97%, 01/25/66(a)(c)		3,000	1,773,638
Series 2021-R1, Class M1, 2.34%, 10/25/63(a)		3,250	2,566,670
Series 2021-R2, Class B1, 3.25%, 02/25/64(a)(c)		265	191,679
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,507	954,610
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		100	69,918
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		134	111,398
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		170	135,731
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A6, (1 mo. LIBOR US + 0.55%), 4.94%, 11/25/35(c)		396	271,071
Series 2005-9, Class 5A9, 5.50%, 11/25/35		163	119,456
Series 2006-4, Class 1A1, 6.00%, 04/25/36		149	136,469
Series 2006-4, Class 3A1, 6.50%, 05/25/36(b)		101	86,869
Series 2006-AR1, Class A1A, (1 mo. LIBOR US + 0.50%), 4.89%, 02/25/36(c)		1,262	1,020,563
Series 2006-AR5, Class A1A, (12 mo. Federal Reserve Cumulative Average US + 0.99%), 3.04%, 06/25/46(c)		156	139,288
Series 2007-HY1, Class A2A, (1 mo. LIBOR US + 0.32%), 4.71%, 02/25/37(c)		541	441,688
Series 2007-OA1, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.71%), 2.76%, 12/25/46(c)		2,639	2,141,214
Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 0.80%), 2.85%, 05/25/47(c)		2,150	1,819,344
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 2.80%, 06/25/47(c)		511	393,251

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1, 4.48%, 10/25/36(c)	USD	981	$ 893,101
Western Alliance CLN, Series 2021-CL1, Class M, 5.63%, 12/28/24		8,540	8,534,361
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.08%, 07/25/59(a)(c)		9,874	9,801,833
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.63%, 07/25/59(a)(c)		9,932	9,860,167
WinWater Mortgage Loan Trust, Series 2014-3, Class B5, 3.98%, 11/20/44(a)(c)		923	809,498
			345,403,366
Commercial Mortgage-Backed Securities — 24.5%
245 Park Avenue Trust
Series 2017-245P, Class A, 3.51%, 06/05/37(a)		5,000	4,444,467
Series 2017-245P, Class C, 3.66%, 06/05/37(a)(c)		3,000	2,472,991
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		1,151	827,472
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 5.12%, 09/15/34(a)(c)		5,000	4,873,947
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 6.36%, 09/15/34(a)(c)(d)		1,565	1,399,549
Angel Oak SB Commercial Mortgage Trust, Series 2020-SBC1, Class A1, 2.07%, 05/25/50(a)(c)		7,699	7,327,787
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		3,394	2,749,677
AREIT LLC, Series 2022-CRE7, Class A, (1 mo. CME Term SOFR + 2.24%), 6.57%, 06/17/39(a)(c)		3,080	3,051,544
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/35(a)(c)		1,128	1,037,257
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, (1 mo. LIBOR US + 1.05%), 5.37%, 09/15/32(a)(c)		2,000	1,955,916
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		1,294	1,051,571
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 5.22%, 11/15/32(a)(c)		2,470	2,254,355
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 6.32%, 11/15/32(a)(c)		1,090	924,928
BANK
Series 2019-BN22, Class A4, 2.98%, 11/15/62		3,000	2,615,179
Series 2020-BN28, Class A4, 1.84%, 03/15/63		4,200	3,324,237
Series 2021-BN35, Class A5, 2.29%, 06/15/64		744	598,334
Series 2021-BN37, Class A5, 2.62%, 11/15/64(c)		1,069	880,078
Bayview Commercial Asset Trust
Series 2006-1A, Class A1, (1 mo. LIBOR US + 0.41%), 4.79%, 04/25/36(a)(c)		6,693	5,994,596
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 4.93%, 04/25/36(a)(c)		15	13,502
Series 2006-4A, Class A2, (1 mo. LIBOR US + 0.41%), 4.79%, 12/25/36(a)(c)		1,418	1,304,352
Series 2006-SP2, Class A, (1 mo. LIBOR US + 0.42%), 4.81%, 01/25/37(a)(c)		1,485	1,348,446
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.41%), 4.79%, 03/25/37(a)(c)	USD	7,057	$ 6,393,134
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 4.66%, 07/25/37(a)(c)		33	29,049
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.45%), 4.84%, 09/25/37(a)(c)		6,029	5,480,135
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 5.89%, 12/25/37(a)(c)		3,916	3,425,334
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.63%), 7.94%, 08/15/36(a)(c)		1,936	1,859,465
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		1,000	643,401
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 5.04%, 03/15/37(a)(c)		5,000	4,618,595
Series 2022-C17, Class A5, 4.44%, 09/15/55		510	484,494
Series 2022-C18, Class A5, 5.71%, 12/15/55(c)		1,490	1,558,978
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		349	327,509
BDS LLC, Series 2022-FL12, Class A, (1 mo. CME Term SOFR + 2.14%), 6.46%, 08/19/38(a)(c)		1,870	1,830,741
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 5.07%, 04/15/36(a)(c)		985	943,598
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 5.42%, 04/15/36(a)(c)		278	259,962
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 5.67%, 04/15/36(a)(c)		337	311,349
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 5.92%, 04/15/36(a)(c)		324	295,756
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/36(a)(c)		278	252,099
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 7.22%, 04/15/36(a)(c)		262	240,328
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 8.12%, 04/15/36(a)(c)		293	268,724
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 9.22%, 04/15/36(a)(c)		216	198,460
Benchmark Mortgage Trust
Series 2019-B15, Class A5, 2.93%, 12/15/72		4,747	4,146,900
Series 2020-B16, Class A5, 2.73%, 02/15/53		701	602,398
Series 2021-B24, Class A5, 2.58%, 03/15/54		3,000	2,490,508
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 8.02%, 10/15/35(a)(c)		1,353	1,101,433
BHMS
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 5.57%, 07/15/35(a)(c)		2,850	2,736,149
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.90%), 6.22%, 07/15/35(a)(c)		2,600	2,438,318
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1 mo. CME Term SOFR + 1.77%), 6.11%, 05/15/39(a)(c)		1,540	1,508,461
BPR Trust
Series 2021-TY, Class E, (1 mo. LIBOR US + 3.60%), 7.92%, 09/15/38(a)(c)		3,138	2,836,021
Series 2022-SSP, Class A, (1 mo. CME Term SOFR + 3.00%), 7.34%, 05/15/39(a)(c)		770	761,327
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,696	1,615,881
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		250	223,018

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. CME Term SOFR + 1.03%), 5.37%, 10/15/36(a)(c)	USD	3,477	$ 3,433,670
Series 2019-XL, Class D, (1 mo. CME Term SOFR + 1.56%), 5.90%, 10/15/36(a)(c)		2,550	2,468,936
Series 2019-XL, Class G, (1 mo. CME Term SOFR + 2.41%), 6.75%, 10/15/36(a)(c)		4,250	4,068,093
Series 2019-XL, Class J, (1 mo. CME Term SOFR + 2.76%), 7.10%, 10/15/36(a)(c)		6,212	5,904,935
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,204	1,722,588
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		3,576	2,877,902
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		353	285,312
Series 2020-VIVA, Class D, 3.55%, 03/11/44(a)(c)		3,000	2,246,932
Series 2020-VKNG, Class F, (1 mo. CME Term SOFR + 2.86%), 7.20%, 10/15/37(a)(c)		1,400	1,299,489
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 6.49%, 10/15/36(a)(c)		2,671	2,448,167
Series 2021-CIP, Class A, (1 mo. LIBOR US + 0.92%), 5.24%, 12/15/38(a)(c)		326	314,554
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 7.14%, 12/15/38(a)(c)		4,034	3,710,340
Series 2021-MC, Class E, (1 mo. LIBOR US + 2.10%), 6.42%, 04/15/34(a)(c)		1,793	1,653,542
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 5.23%, 02/15/33(a)(c)(d)		1,061	997,281
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 6.47%, 02/15/33(a)(c)(d)		622	584,694
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 8.57%, 02/15/33(a)(c)(d)		410	385,867
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 7.12%, 06/15/38(a)(c)		4,958	4,576,599
Series 2021-VINO, Class A, (1 mo. LIBOR US + 0.65%), 4.97%, 05/15/38(a)(c)		4,950	4,765,242
Series 2021-VINO, Class F, (1 mo. LIBOR US + 2.80%), 7.12%, 05/15/38(a)(c)		5,836	5,413,677
Series 2021-VIV5, Class A, 2.84%, 03/09/44(a)(c)		1,522	1,214,456
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 6.56%, 10/15/38(a)(c)		4,692	4,380,149
Series 2022-CSMO, Class C, (1 mo. CME Term SOFR + 3.89%), 8.22%, 06/15/27(a)(c)		1,080	1,067,826
Series 2022-LP2, Class F, (1 mo. CME Term SOFR + 3.26%), 7.59%, 02/15/39(a)(c)		1,559	1,429,069
BX Trust
Series 2019-CALM, Class E, (1 mo. LIBOR US + 2.00%), 6.32%, 11/15/32(a)(c)		2,100	1,987,192
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		3,757	3,143,012
Series 2021-ARIA, Class C, (1 mo. LIBOR US + 1.65%), 5.96%, 10/15/36(a)(c)		150	139,749
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 6.21%, 10/15/36(a)(c)		1,249	1,155,033
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 7.46%, 10/15/36(a)(c)		2,990	2,671,378
Series 2021-LBA, Class AJV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(c)		3,536	3,360,923
Series 2021-LBA, Class AV, (1 mo. LIBOR US + 0.80%), 5.12%, 02/15/36(a)(c)		751	713,816
Series 2021-SDMF, Class A, (1 mo. LIBOR US + 0.59%), 4.91%, 09/15/34(a)(c)		547	523,846
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-SDMF, Class E, (1 mo. LIBOR US + 1.59%), 5.91%, 09/15/34(a)(c)	USD	3,980	$ 3,705,494
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 7.92%, 06/15/36(a)(c)		3,716	3,371,795
Series 2022-GPA, Class A, (1 mo. CME Term SOFR + 2.17%), 6.50%, 10/15/39(a)(c)		12,240	12,163,349
Series 2022-GPA, Class D, (1 mo. CME Term SOFR + 4.06%), 8.40%, 10/15/39(a)(c)		1,200	1,185,058
Series 2022-IND, Class E, (1 mo. CME Term SOFR + 3.99%), 8.31%, 04/15/37(a)(c)		4,442	4,173,339
Series 2022-LBA6, Class A, (1 mo. CME Term SOFR + 1.00%), 5.34%, 01/15/39(a)(c)		1,500	1,449,253
Series 2022-LBA6, Class D, (1 mo. CME Term SOFR + 2.00%), 6.34%, 01/15/39(a)(c)		2,150	1,988,383
Series 2022-VAMF, Class A, (1 mo. CME Term SOFR + 0.85%), 5.19%, 01/15/39(a)(c)		961	917,651
BXP Trust
Series 2017-GM, Class B, 3.43%, 06/13/39(a)(c)		265	226,660
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)(d)		1,120	702,800
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 6.07%, 12/15/37(a)(c)		1,000	964,831
Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 6.47%, 12/15/37(a)(c)		2,269	2,172,118
CD Mortgage Trust, Series 2016-CD1, Class A3, 2.46%, 08/10/49		4,339	3,966,737
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%, 05/10/58(c)		130	116,074
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,000	990,932
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		1,081	1,064,237
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,050	1,011,040
CFK Trust
Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,500	2,108,821
Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(c)		2,600	2,087,890
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%, 05/10/35(a)(c)		100	92,090
Series 2016-P3, Class A4, 3.33%, 04/15/49		2,635	2,453,291
Series 2017-P7, Class A4, 3.71%, 04/14/50		6,000	5,622,144
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(c)		3,000	2,979,519
Series 2019-SMRT, Class A, 4.15%, 01/10/36(a)		2,000	1,950,040
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		3,000	2,895,920
Cold Storage Trust
Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 5.22%, 11/15/37(a)(c)		8,238	8,010,891
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 7.08%, 11/15/37(a)(c)		1,966	1,884,540
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		794	789,325
Series 2013-GAM, Class B, 3.42%, 02/10/28(a)(c)		1,500	1,488,070
Series 2015-CR23, Class A4, 3.50%, 05/10/48		2,000	1,900,277
Series 2015-CR26, Class A4, 3.63%, 10/10/48		3,535	3,355,672
Series 2015-PC1, Class B, 4.29%, 07/10/50(c)		3,175	2,919,997
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		500	379,392

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1 mo. LIBOR US + 0.98%), 5.30%, 05/15/36(a)(c)	USD	10,184	$ 10,071,637
Series 2019-ICE4, Class B, (1 mo. LIBOR US + 1.23%), 5.55%, 05/15/36(a)(c)		3,015	2,961,731
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 6.47%, 05/15/36(a)(c)		6,331	6,123,296
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 6.97%, 05/15/36(a)(c)		8,897	8,501,961
Credit Suisse Mortgage Trust
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 5.27%, 12/15/30(a)(c)		240	230,240
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 9.18%, 10/15/37(a)(c)(d)		2,000	1,733,400
Series 2021-980M, Class D, 3.54%, 07/15/31(a)(c)		3,364	2,679,006
Series 2021-980M, Class E, 3.54%, 07/15/31(a)(c)		2,195	1,588,050
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 7.82%, 11/15/38(a)(c)		633	593,662
Series 2022-NWPT, Class A, (1 mo. CME Term SOFR + 3.14%), 7.48%, 09/09/24(a)(c)		3,659	3,588,379
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class A4, 4.42%, 11/15/51(c)		4,219	3,984,446
Series 2019-C16, Class A3, 3.33%, 06/15/52		2,000	1,767,222
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,622	1,278,072
DBGS Mortgage Trust
Series 2018-5BP, Class A, (1 mo. LIBOR US + 0.80%), 5.11%, 06/15/33(a)(c)		5,000	4,773,812
Series 2018-BIOD, Class A, (1 mo. LIBOR US + 0.80%), 5.04%, 05/15/35(a)(c)		4,569	4,490,609
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 5.54%, 05/15/35(a)(c)		3,198	3,077,506
Series 2018-BIOD, Class F, (1 mo. LIBOR US + 2.00%), 6.24%, 05/15/35(a)(c)		3,052	2,875,691
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		1,312	1,233,314
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		990	884,047
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)(d)		1,094	920,343
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 7.43%, 11/15/38(a)(c)		6,602	6,016,230
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 7.93%, 11/15/38(a)(c)		1,270	1,157,117
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 6.57%, 07/15/38(a)(c)		4,874	4,666,273
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 7.17%, 07/15/38(a)(c)		3,407	3,244,540
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 8.02%, 07/15/38(a)(c)		2,757	2,584,783
FREMF Mortgage Trust
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		2,150	1,975,036
Series 2018-W5FX, Class CFX, 3.66%, 04/25/28(a)(c)		4,100	3,375,194
Series 2020-K105, Class B, 3.53%, 03/25/53(a)(c)		2,905	2,470,605
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1 mo. CME Term SOFR + 2.90%), 6.81%, 10/19/39(a)(c)		2,976	2,955,187
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	USD	4,100	$ 3,860,141
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.41%, 07/10/48(c)		881	787,320
Series 2017-GS6, Class A3, 3.43%, 05/10/50		2,000	1,848,041
Series 2019-GSA1, Class A4, 3.05%, 11/10/52		2,587	2,249,930
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		5,000	3,823,261
Series 2021-DM, Class A, (1 mo. LIBOR US + 0.89%), 5.20%, 11/15/36(a)(c)		2,421	2,338,839
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 7.75%, 11/15/36(a)(c)		313	286,730
Series 2022-AGSS, Class A, (1 mo. CME Term SOFR + 2.69%), 7.03%, 11/15/27(a)(c)		3,480	3,488,119
Series 2022-ECI, Class A, (1 mo. CME Term SOFR + 2.19%), 6.53%, 08/15/39(a)(c)		3,170	3,133,788
Series 2022-ECI, Class D, (1 mo. CME Term SOFR + 4.19%), 8.53%, 08/15/39(a)(c)		1,282	1,258,621
Series 2022-SHIP, Class A, (1 mo. CME Term SOFR + 0.73%), 5.07%, 08/15/36(a)(c)		3,838	3,784,278
Harvest Commercial Capital Loan Trust, Series 2020-1, Class M4, 5.96%, 04/25/52(a)(c)		669	591,429
HIT Trust, Series 2022-HI32, Class A, (1 mo. CME Term SOFR + 2.39%), 6.73%, 07/15/24(a)(c)		710	698,787
HONO Mortgage Trust
Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 7.67%, 10/15/36(a)(c)		1,968	1,780,941
Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 8.72%, 10/15/36(a)(c)		1,629	1,468,356
Houston Galleria Mall Trust, Series 2015-HGLR, Class D, 3.98%, 03/05/37(a)		578	506,354
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		712	478,507
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1 mo. CME Term SOFR + 2.25%), 6.58%, 10/15/39(a)(c)		6,059	6,057,108
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. CME Term SOFR + 2.49%), 6.83%, 08/15/39(a)(c)		3,483	3,460,098
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)		1,190	1,008,266
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		1,968	1,693,167
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.73%, 01/15/49(c)		315	281,399
Series 2016-JP2, Class A4, 2.82%, 08/15/49		3,655	3,335,282
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.21%), 5.53%, 06/15/35(a)(c)		2,907	2,651,573
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 7.09%, 10/15/33(a)(c)		700	595,802
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 04/15/38(a)(c)		277	269,554
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 6.77%, 04/15/38(a)(c)		2,528	2,394,748
Series 2022-CGSS, Class A, (1 mo. CME Term SOFR + 2.47%), 6.80%, 12/15/36(a)(c)		4,619	4,610,162
Series 2022-NLP, Class F, (1 mo. CME Term SOFR + 3.54%), 7.88%, 04/15/37(a)(c)		3,426	2,761,602
Series 2022-NXSS, Class A, (1 mo. CME Term SOFR + 2.18%), 6.52%, 08/15/39(a)(c)		5,605	5,590,899

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)	USD	2,481	$ 1,783,397
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 6.12%, 05/15/36(a)(c)		865	841,519
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 4.64%, 03/25/37(a)(c)		36	35,887
Series 2007-2A, Class M1, (1 mo. LIBOR US + 0.40%), 4.79%, 06/25/37(a)(c)		625	613,524
Series 2007-3A, Class M2, (1 mo. LIBOR US + 2.00%), 6.39%, 10/25/37(a)(c)		3,340	2,633,337
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 5.02%, 03/15/38(a)(c)		1,946	1,884,611
LUXE Trust
Series 2021-TRIP, Class A, (1 mo. LIBOR US + 1.05%), 5.37%, 10/15/38(a)(c)		142	135,673
Series 2021-TRIP, Class E, (1 mo. LIBOR US + 2.75%), 7.07%, 10/15/38(a)(c)		654	598,992
Med Trust
Series 2021-MDLN, Class F, (1 mo. LIBOR US + 4.00%), 8.32%, 11/15/38(a)(c)		2,200	2,023,488
Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 9.57%, 11/15/38(a)(c)		17,682	16,158,260
MF1, Series 2021-W10, Class G, (1 mo. CME Term SOFR + 4.22%), 8.56%, 12/15/34(a)(c)		560	505,973
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 5.12%, 04/15/38(a)(c)		1,950	1,891,142
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 6.92%, 04/15/38(a)(c)		453	424,610
Series 2021-MHC2, Class A, (1 mo. LIBOR US + 0.85%), 5.17%, 05/15/38(a)(c)		5,000	4,849,445
MHP
Series 2021-STOR, Class G, (1 mo. LIBOR US + 2.75%), 7.07%, 07/15/38(a)(c)		2,146	1,992,592
Series 2021-STOR, Class J, (1 mo. LIBOR US + 3.95%), 8.27%, 07/15/38(a)(c)		1,917	1,803,953
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(c)		233	196,900
Series 2015-C25, Class A5, 3.64%, 10/15/48		1,455	1,379,507
Series 2015-C26, Class C, 4.37%, 10/15/48(c)		1,000	895,864
Series 2016-C32, Class A4, 3.72%, 12/15/49		1,060	992,067
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		2,000	1,912,502
Series 2017-H1, Class B, 4.08%, 06/15/50		2,400	2,109,214
Series 2017-H1, Class C, 4.28%, 06/15/50(c)(d)		322	283,360
Series 2017-HR2, Class D, 2.73%, 12/15/50		160	108,898
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,184	1,538,816
Series 2018-SUN, Class D, (1 mo. LIBOR US + 1.65%), 5.97%, 07/15/35(a)(c)		1,000	964,800
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 6.87%, 07/15/35(a)(c)		22	21,005
Series 2019-H7, Class AS, 3.52%, 07/15/52		1,900	1,627,441
Series 2019-H7, Class C, 4.13%, 07/15/52		5,000	3,869,459
Series 2019-H7, Class D, 3.00%, 07/15/52(a)		3,000	2,011,292
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MSCG Trust, Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 6.47%, 10/15/37(a)(c)	USD	4,365	$ 4,066,313
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 5.73%, 03/15/39(a)(c)		3,720	3,625,391
Series 2022-LPFL, Class F, (1 mo. CME Term SOFR + 5.29%), 9.62%, 03/15/39(a)(c)		2,413	2,260,243
Natixis Commercial Mortgage Securities Trust
Series 2017-75B, Class A, 3.86%, 04/10/37(a)		1,850	1,747,651
Series 2018-RIVA, Class E, (1 mo. CME Term SOFR + 2.79%), 7.12%, 02/15/33(a)(c)		327	326,123
Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/39(a)		2,920	2,534,174
Series 2017-OT, Class D, 3.95%, 05/10/39(a)(c)		1,080	814,848
Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)(d)		498	341,671
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F, (1 mo. LIBOR US + 3.35%), 7.67%, 07/15/38(a)(c)		1,824	1,635,538
Series 2021-MF, Class G, (1 mo. LIBOR US + 4.35%), 8.67%, 07/15/38(a)(c)		1,967	1,759,960
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1 mo. CME Term SOFR + 2.55%), 6.88%, 10/25/39(a)(c)		5,718	5,687,646
Series 2022-FL9, Class A, (1 mo. CME Term SOFR + 2.47%), 6.79%, 06/25/37(a)(c)		1,338	1,329,745
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. CME Term SOFR + 2.25%), 6.58%, 01/19/37(a)(c)		8,184	7,985,527
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class B, 3.93%, 10/10/48		2,000	1,714,041
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(c)		2,000	1,450,626
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		3,500	2,792,039
SMRT, Series 2022-MINI, Class E, (1 mo. CME Term SOFR + 2.70%), 7.04%, 01/15/39(a)(c)		847	772,723
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 6.94%, 11/15/38(a)(c)		2,960	2,759,597
Series 2021-MFP2, Class A, (1 mo. LIBOR US + 0.82%), 5.14%, 11/15/36(a)(c)		742	714,086
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 6.94%, 11/15/36(a)(c)		2,226	2,080,873
STWD Trust
Series 2021-FLWR, Class B, (1 mo. LIBOR US + 0.93%), 5.24%, 07/15/36(a)(c)		7,000	6,666,346
Series 2021-FLWR, Class E, (1 mo. LIBOR US + 1.92%), 6.24%, 07/15/36(a)(c)		1,738	1,629,008
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 6.52%, 05/15/37(a)(c)		4,470	4,340,324
TTAN, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.85%), 5.17%, 03/15/38(a)(c)		1,974	1,911,723
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M6, 7.05%, 10/26/48(a)(c)		1,135	889,719
Series 2019-1, Class M2, 4.01%, 03/25/49(a)(c)		195	163,921
Series 2019-2, Class M2, 3.39%, 07/25/49(a)(c)		1,587	1,417,742
Series 2019-2, Class M3, 3.48%, 07/25/49(a)(c)		717	628,155
Series 2019-2, Class M4, 3.99%, 07/25/49(a)(c)		1,784	1,498,445
Series 2021-1, Class M4, 2.85%, 05/25/51(a)(c)		2,221	1,618,252
Series 2021-3, Class M4, 3.48%, 10/25/51(a)(c)		2,654	2,104,022

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)	USD	8,341	$ 7,093,349
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,273	971,054
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(c)		5,721	4,527,935
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		1,087	1,013,662
Series 2022-4, Class M3, 7.54%, 08/25/52(a)(c)		1,087	986,467
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B, 4.03%, 09/15/50		2,000	1,756,930
Series 2017-C39, Class C, 4.12%, 09/15/50		3,000	2,463,692
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		2,000	1,749,036
Series 2017-C42, Class B, 4.00%, 12/15/50(c)		500	429,002
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 5.37%, 12/13/31(a)(c)		1,181	1,164,845
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		3,155	2,695,291
Series 2018-C46, Class A4, 4.15%, 08/15/51		3,740	3,532,548
Series 2019-C49, Class A5, 4.02%, 03/15/52		2,796	2,608,042
Series 2019-C49, Class C, 4.87%, 03/15/52(c)		1,500	1,250,925
Series 2019-C50, Class B, 4.19%, 05/15/52		3,121	2,604,030
Series 2019-C53, Class A3, 2.79%, 10/15/52		1,000	860,967
Series 2020-C56, Class A5, 2.45%, 06/15/53		432	358,798
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 6.41%, 02/15/37(a)(c)		1,000	937,763
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 7.06%, 02/15/37(a)(c)		1,600	1,484,174
Series 2021-C59, Class A4, 2.34%, 04/15/54		5,000	4,063,560
Series 2021-C59, Class A5, 2.63%, 04/15/54		4,990	4,105,007
Series 2021-FCMT, Class A, (1 mo. LIBOR US + 1.20%), 5.52%, 05/15/31(a)(c)		4,660	4,379,543
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1 mo. CME Term SOFR + 2.79%), 7.13%, 11/15/27(a)(c)		3,829	3,814,587
			591,463,307
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		9,347	383,978
JPMorgan Mortgage Trust
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		33,747	909,124
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		20,849	508,364
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		7,873	356,317
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,675	98,995
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		66,144	920,436
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.29%, 02/25/38(a)(c)		9,877	2,736,846
			5,914,060
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class XFCP, 0.00%, 11/15/19(a)(c)		95,950	432
Series 2017-SCH, Class XLCP, 0.00%, 11/15/19(a)(c)		56,050	73
BANK
Series 2019-BN22, Class XA, 0.60%, 11/15/62(c)		38,697	1,238,808
Series 2019-BN22, Class XB, 0.15%, 11/15/62(c)		85,561	844,513
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN28, Class XB, 0.97%, 03/15/63(c)	USD	29,820	$ 1,784,054
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)		10,000	437,144
BBCMS Trust, Series 2015-SRCH, Class XB, 0.20%, 08/10/35(a)(c)		12,500	109,325
Benchmark Mortgage Trust
Series 2019-B12, Class XA, 1.03%, 08/15/52(c)		37,306	1,549,112
Series 2019-B9, Class XA, 1.03%, 03/15/52(c)		15,737	743,963
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		17,599	503,886
Series 2020-B19, Class XA, 1.77%, 09/15/53(c)		23,891	1,824,827
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		18,355	1,237,733
BX Trust, Series 2022-GPA, Class XCP, 1.03%, 10/15/39(a)(c)		65,811	416,340
CFK Trust, Series 2019-FAX, Class XA, 0.23%, 01/15/39(a)(c)		62,648	864,270
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class X, 0.51%, 01/10/36(a)(c)		80,300	342,512
Commercial Mortgage Trust, Series 2019-GC44, Class XA, 0.64%, 08/15/57(c)		40,534	1,163,526
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.55%, 06/15/52(c)		9,712	695,765
Series 2019-C17, Class XA, 1.35%, 09/15/52(c)		3,958	239,710
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		11,214	392,587
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		144,016	815,087
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		8,570	196,863
Series 2017-C5, Class XB, 0.27%, 03/15/50(c)		30,000	383,190
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		17,400	386,946
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.79%, 03/10/50(a)(c)		9,042	185,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		220	4,816
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		8,625	652,973
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		11,034	525,675
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		28,100	423,903
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		110,000	3,146
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		22,000	58,073
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.47%, 10/15/52(c)		9,015	633,075
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XB, 0.48%, 04/15/50(c)		7,000	69,623

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)	USD	1,000	$ 36,657
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.00%, 08/15/47(c)		6,996	90,574
			18,854,466
Total Non-Agency Mortgage-Backed Securities — 39.8% (Cost: $1,070,027,773)			961,635,199
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.5%
Fannie Mae, Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.00%), 8.39%, 05/25/30(c)		2,000	2,049,742
Freddie Mac
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 6.58%, 01/25/51(a)(c)		5,650	5,080,263
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 7.33%, 08/25/33(a)(c)		3,248	3,000,318
Series 2021-DNA5, Class B2, (SOFR (30-day) + 5.50%), 9.43%, 01/25/34(a)(c)		2,902	2,257,247
			12,387,570
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac
Series K148, Class A2, 3.50%, 07/25/32(c)		2,514	2,316,817
Series K-151, Class A2, 3.80%, 10/25/32(c)		3,741	3,531,031
			5,847,848
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K116, Class X1, 1.43%, 07/25/30(c)		23,898	1,924,428
Series KL05, Class X1P, 0.89%, 06/25/29(c)		12,845	628,284
Ginnie Mae
Series 2016-36, Class IO, 0.69%, 08/16/57(c)		3,299	93,593
Series 2017-24, Class IO, 0.75%, 12/16/56(c)		12,130	418,879
			3,065,184
Mortgage-Backed Securities — 0.9%
Uniform Mortgage-Backed Securities
2.00%, 01/01/53(i)		4,579	3,724,700
2.50%, 01/01/53(i)		22,139	18,740,840
			22,465,540
Total U.S. Government Sponsored Agency Securities — 1.8% (Cost: $47,279,765)			43,766,142
Total Long-Term Investments — 94.3% (Cost: $2,500,479,107)			2,277,548,260
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.90%(j)	161,165,621	$ 161,165,621
Total Short-Term Securities — 6.7% (Cost: $161,165,621)		161,165,621
Total Investments Before TBA Sale Commitments — 101.0% (Cost: $2,661,644,728)		2,438,713,881
		Par (000)
TBA Sale Commitments(i)
Mortgage-Backed Securities — (1.9)%
Uniform Mortgage-Backed Securities
2.00%, 01/01/53	USD	(9,158)	(7,453,335)
2.50%, 01/01/53		(44,277)	(37,498,111)
Total TBA Sale Commitments — (1.9)% (Proceeds: $(45,128,981))			(44,951,446)
Total Investments Net of TBA Sale Commitments — 99.1% (Cost: $2,616,515,747)			2,393,762,435
Other Assets Less Liabilities — 0.9%			21,032,111
Net Assets — 100.0%			$ 2,414,794,546
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
Derivative Financial Instruments Outstanding as of Period End
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	140	$ 26,322	$ 4,477	$ 21,845
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	53	9,965	3,884	6,081
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	27	5,076	1,413	3,663
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1	—	—	—
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	2	—	(1)	1
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	25	6,200	1,454	4,746
							$ 47,563	$ 11,227	$ 36,336
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	5,000	$ (261,874)	$ (92,134)	$ (169,740)
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,457	(76,310)	(3,434)	(72,876)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	220	(41,363)	(24,858)	(16,505)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	1,000	(172,670)	(79,118)	(93,552)
CMBX.NA.10.BBB-	3.00	Monthly	Deutsche Bank AG	11/17/59	BBB-	USD	500	(86,335)	(47,718)	(38,617)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BBB	USD	25	(6,200)	(1,815)	(4,385)
CMBX.NA.15.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	11/15/64	Not Rated	USD	1,493	(281,298)	(291,155)	9,857
								$ (926,050)	$ (540,232)	$ (385,818)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,244,333,664	$ 16,812,952	$ 1,261,146,616
Corporate Bonds	—	80,840	—	80,840
Floating Rate Loan Interests	—	—	10,919,463	10,919,463
Non-Agency Mortgage-Backed Securities	—	931,764,327	29,870,872	961,635,199
U.S. Government Sponsored Agency Securities	—	43,766,142	—	43,766,142
Short-Term Securities
Money Market Funds	161,165,621	—	—	161,165,621
Liabilities
TBA Sale Commitments	—	(44,951,446)	—	(44,951,446)
Unfunded Floating Rate Loan Interests	—	—	(7,146)	(7,146)
	$ 161,165,621	$ 2,174,993,527	$ 57,596,141	$ 2,393,755,289
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 46,193	$ —	$ 46,193
Liabilities
Credit Contracts	—	(395,675)	—	(395,675)
	$ —	$ (349,482)	$ —	$ (349,482)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Corporate Bonds	Floating-Rate Loan Interest	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening Balance, as of March 31, 2022	$29,617,397	$—(a)	$3,990,000	$14,187,936	$47,795,333
Transfers into Level 3(b)	5,527,953	—	13,976,588	6,765,629	26,270,170
Transfers out of Level 3(c)	(17,686,924)	—	—	(23,520)	(17,710,444)
Accrued discounts/premiums	15,509	—	4,250	109,588	129,347
Net realized gain (loss)	210,119	—	1,844	(876,869)	(664,906)
Net change in unrealized appreciation (depreciation)(d)	(1,325,116)	—	(17,537)	(2,606,525)	(3,949,178)
Purchases	2,790,695	—	5,056,661	20,045,402	27,892,758
Sales	(2,336,681)	—	(12,092,343)	(7,730,769)	(22,159,793)
Closing Balance, as of December 31, 2022	$ 16,812,952	$ —(a)	$ 10,919,463	$ 29,870,872	$ 57,603,287
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(d)	$ (1,288,269)	$ —	$ (17,537)	$ (2,794,326)	$ (4,100,132)
Unfunded Floating-Rate Loan Interest
Liabilities
Opening Balance, as of March 31, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(d)	(7,146)
Purchases	—
Sales	—
Closing Balance, as of December 31, 2022	$ (7,146)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022(d)	$ (7,146)

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BATS: Series A Portfolio
(a)	Rounds to less than $1.
(b)	As of March 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(c)	As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ABS	Asset-Backed Security
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced